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                       THE ONE GROUP(R) INVESTMENT TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1998

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

                       THE ONE GROUP(R) INVESTMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1998

                               TABLE OF CONTENTS

Management Discussion of Fund Performance:
     Government Bond Fund...................................    1
     Asset Allocation Fund..................................    3
     Growth Opportunities Fund..............................    5
     Large Company Growth Fund..............................    7
     Equity Index Fund......................................    9

Report of Independent Accountants...........................   11

Statements of Investments:
     Government Bond Fund...................................   12
     Asset Allocation Fund..................................   14
     Growth Opportunities Fund..............................   19
     Large Company Growth Fund..............................   24
     Equity Index Fund......................................   27

Statements of Assets and Liabilities........................   34
Statements of Operations....................................   35
Statements of Changes in Net Assets.........................   36
Financial Highlights........................................   38
Notes to Financial Statements...............................   43

                       THE ONE GROUP(R) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

                              GOVERNMENT BOND FUND
                               DECEMBER 31, 1998

HOW DID THE FUND PERFORM?
For the year ended December 31, 1998, the Government Bond Fund posted a total return of 7.32%.

                        HYPOTHETICAL $10,000 INVESTMENT

$1,400                                                 $14,103
 1,300                                                 $13,977 (Gov't Bond)
 1,200
 1,100
 1,000
  9000
     8/1/94  12/31/94  12/31/95  12/31/96  12/31/97  12/31/98

-.-  Government Bond  -..- Solomon Bros. 3-7 Yr. Treas./Gov't

--------------------------------------------------------------
*Initial public offering commenced August 1, 1994.

                              Government Bond Fund
                          Average Annual Total Return
                        ---------------------------------
                        One Year         Since Inception
                        ---------------------------------
                          7.32%                7.87%
                        ---------------------------------

           Past performance is not predictive of future performance.





HOW WOULD YOU CHARACTERIZE THE BOND MARKET DURING 1998?
1998 will be characterized as one of the most volatile periods for the fixed income markets. During the year, interest rates declined overall as the economic flu that attacked Southeast Asia in late 1997 spread to Russia and Latin America. (The yield on the 10-year Treasury, for example, declined from 5.74% to 4.66%.)

These economic problems along with the fear of further contagion through the developed world, especially the United States, led to a significant increase in interest rate volatility and a huge flight to quality. For this reason, spreads on non-Treasury securities significantly deteriorated, and illiquidity became a concern in the markets. In addition, as non-Treasury borrowing cost rose (as the result of the illiquidity), several large and very leveraged investors were forced into liquidation, which only compounded the market problems. These events led the Federal Reserve to ease monetary policy in the fall, which significantly helped the markets return to more "normal" behavior.

WHAT HAPPENED IN THE MORTGAGE-BACKED SECTOR?
The decline in interest rates (both in January and in the fall) provided borrowers with the best opportunities to refinance their homes since 1993. The rapid increase in prepayments led to a significant shortening of mortgage durations, and to large cash flows that needed to be invested at the new lower interest rates. In addition, the rise in quality spreads meant that mortgage-backed spreads needed to rise to compensate for both the larger prepayment risk and the competing yields from other fixed income products. Due to these factors, mortgages were the worst-performing fixed income sector for the one-year period, lagging Treasuries, agencies and corporate securities.

                 THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               1

                       THE ONE GROUP(R) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

                        GOVERNMENT BOND FUND (CONTINUED)
                               DECEMBER 31, 1998

HOW DID THIS INFLUENCE FUND PERFORMANCE?
With an average mortgage position of 68%, the Fund suffered from its focus on mortgage securities. As interest rates declined, the duration of our mortgage-backed component dropped sharply. Because our strategy involves maintaining stable portfolio duration close to five years, the cost of maintaining this duration rose sharply as interest rate volatility increased, also negatively affecting the performance of the Fund.

WHAT WAS THE FUND'S PRIMARY INVESTMENT STRATEGY?
As always, the Fund's strategy is to maximize total rate of return while maintaining a very stable duration of approximately five years. (Duration is a measure of a fund's sensitivity to interest rate changes. A higher number indicates greater sensitivity; a lower number indicates less.) Furthermore, the Fund invests only in assets that are directly or indirectly guaranteed by the U.S. government.

In our efforts to maximize the Fund's income return, we typically invest a significant portion of the Fund in mortgage-backed securities that represent attractive value. Because mortgage-backed durations tend to fluctuate with changes in interest rates, we must constantly adjust the Fund's duration in order to maintain total portfolio duration of five years.

This strategy is successful when undervalued mortgage securities appreciate to their full value and when interest rate volatility remains low to moderate. However, during 1998, interest rate volatility was very strong, which created problems for mortgage-backed securities.

WHAT IS YOUR OUTLOOK FOR THE MARKET?
We expect interest rates to remain stable or decline slightly in 1999, as the U.S. economy slows down in response to the economic problems abroad. In addition, we expect the overall level of volatility to gradually decline, as the uncertainty relating to emerging markets and the economic flu dissipates. In this environment, we expect mortgage-backed securities to perform well, which may help the Fund recapture some of the luster that it lost in 1998.

/s/ Gary J. Madich
Gary J. Madich
Senior Managing Director of Fixed Income Securities

The Fund's composition is subject to change.
Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

 2              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

                             ASSET ALLOCATION FUND
                               DECEMBER 31, 1998

HOW DID THE FUND PERFORM?
For the year ended December 31, 1998, the Asset Allocation Fund posted a total return of 19.09%.

                        HYPOTHETICAL $10,000 INVESTMENT

$30,000                                                $29,377
 25,000                                                $22,055
 20,000                                                $19,509
 15,000                                                $13,929
 10,000
     8/1/94  12/31/94  12/31/95  12/31/96  12/31/97  12/31/98

-.-  Asset Allocation             -..-      Blended Index**
-0- LB Interm Gov't Corp          -00-       S&P 500

--------------------------------------------------------------
 *Initial public offering commenced August 1, 1994.
**Blended Index consists of 60% S&P 500 & 40% Lipper Intermediate
  U.S. Government Bond Index

                             Asset Allocation Fund
                          Average Annual Total Return
                        ---------------------------------
                        One Year         Since Inception
                        ---------------------------------
                         19.09%              16.32%
                        ---------------------------------

           Past performance is not predictive of future performance.






WHAT WAS YOUR PRIMARY ASSET ALLOCATION STRATEGY?
In November 1998 we increased the Fund's equity weighting by 3 percentage points, bringing the Fund's asset allocation to 60% equities and 40% fixed income securities. Our research indicated that while stock valuations remained fairly high, interest rates were easing. This prompted the slight shift toward equities.

HOW DID EVENTS PLAY OUT IN THE FUND'S EQUITY PORTFOLIO?
Overall, corporate profits exceeded expectations throughout the year, contributing to the market's strong performance. At the same time, a favorable interest rate environment helped support additional gains in the market.

The Fund's equity philosophy is research driven. Our bottom-up stock selection philosophy led to attractive results in the Fund's equity portfolio. Instead of trying to time the market or focus on certain market sectors, we rely on fundamental research to select individual stocks from all market sectors. As a result, the Fund's stock portfolio represents the "best ideas" of the equity research team.

Equity returns primarily were driven by stock selection in the following areas: technology (America Online, up 164%; Dell Computer, up 248%), energy (Exxon, up 22%), capital equipment (Tyco, up 67%), retail (Wal-Mart, up 107%), and consumer capital spending (Medusa, up 42%).

                 THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               3

                       THE ONE GROUP(R) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

                       ASSET ALLOCATION FUND (CONTINUED)
                               DECEMBER 31, 1998

WHAT WERE THE TOP 10 HOLDINGS IN THE EQUITY PORTFOLIO?*
As of December 31, 1998, the Fund's top 10 equity holdings included Microsoft (technology), General Electric (capital goods), Intel (technology), Cisco Systems (technology), IBM (technology), Exxon (energy), Wal-Mart (retail), Bristol Myers Squibb (health care), Philip Morris (consumer non-durable) and MCI WorldCom (utilities).

HOW DID EVENTS PLAY OUT IN THE FIXED INCOME PORTFOLIO?
In general, the bond market benefited from the overall decline in interest rates throughout 1998. The most significant event, though, was a late-summer rally in the U.S. Treasury market that was sparked by the ongoing economic problems in Asia, Russia and Latin America. This flight-to-quality, which lasted into October, pushed Treasuries ahead of all other bond market sectors for 1998.

Our ongoing strategy is to maintain diversity among government, agency mortgage-backed and corporate securities, with a focus on non-Treasury sectors. Our research indicates that over the long term, non-Treasury sectors tend to outperform Treasuries, and we will continue to pursue this strategy. At the end of the year, 14% of the Fund's portfolio was invested in government securities, 16% in mortgage-backed securities and 7.5% in corporate and asset-backed securities.
Credit quality within the Fund's bond portfolio remained high, with 81% of the portfolio's securities AAA-rated, 3% AA-rated, 13% A-rated and 4% BBB-rated. (Percentages are rounded.)

WHAT IS YOUR OUTLOOK FOR THE FINANCIAL MARKETS AND THE FUND?
We plan to maintain the Fund's current asset allocation mix and investment strategies, as we expect the U.S. economy to maintain steady, albeit slower, growth during 1999. Of course, we will continue to monitor valuation levels in the financial markets and watch for signs of inflationary pressures. Any changes may warrant a shift in our strategy.

In the stock market, we expect corporate earnings growth to decelerate, and, thus, we look for more "normal" performance from the stock market. We plan to maintain our sector neutrality/research-driven stock selection process, which presents opportunities in various industries and companies.

Because we expect economic growth to slow somewhat, we plan to upgrade the bond portfolio's holdings by slightly reducing its corporate and asset-backed securities. Our outlook for mortgage-backed securities remains positive, and we have increased the portfolio's exposure to this sector.

/s/ Richard R. Jandrain III
Richard R. Jandrain III
Senior Managing Director of Equity Securities

* The Fund's composition is subject to change.
Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

 4              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

                           GROWTH OPPORTUNITIES FUND
                               DECEMBER 31, 1998

HOW DID THE FUND PERFORM?
The Growth Opportunities Fund posted a total return of 38.82% for the year ended December 31, 1998.

                        HYPOTHETICAL $10,000 INVESTMENT

$30,000                                                 $27,319
 25,000                                                 $25,082
 20,000                                                 $18,433
 15,000
 10,000
     8/1/94* 12/31/94  12/31/95  12/31/96  12/31/97  12/31/98

-.-  Growth Opportunities      -..- Russell 2000
-0- S&P/BARRA Midcap 400 Growth

--------------------------------------------------------------
*Initial public offering commenced August 1, 1994.

                           Growth Opportunities Fund
                          Average Annual Total Return
                       ---------------------------------
                        One Year         Since Inception
                       ---------------------------------
                         38.82%                23.13%
                        ---------------------------------

           Past performance is not predictive of future performance.

The Russell 2000, an unmanaged index, is generally representative of small to mid-sized companies. The S&P/BARRA Midcap 400 Growth Index, an unmanaged index, represents the highest price to book securities in the S&P Midcap 400 Index. The benchmark index for the Growth Opportunities Fund will be changing from the Russell 2000 to the S&P/BARRA Midcap 400 Growth Index in order to better represent the investment policies of the Fund for comparison purposes.

TO WHAT DO YOU ATTRIBUTE THE FUND'S SOLID RETURN?
Despite a severe stock market downturn in late summer and early fall, medium-capitalization growth stocks continued to benefit from a strong economy, solid corporate earnings, low inflation and low interest rates. In addition to these factors, the Fund's performance has benefited from good stock selection. Instead of looking for stocks based on general economic or market trends, we evaluate stocks on an individual basis, searching for those with appealing fundamentals.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our primary investment strategy is to identify high growth companies within attractive, fast-growing industries. We look for companies that will benefit from strong management teams and competitive advantages. These factors should allow sustained high growth at a rate that outpaces the industry average.

After the Asian crisis erupted, we evaluated the impact of the fallout. Many of the Fund's technology companies had significant Asian exports, so we cut certain technology holdings to lessen the impact that decreased Asian demand would have on these companies. At the same time, we increased our retail holdings because many of these companies purchase materials from Asia. As such, these retailers were able to benefit from lower prices on Asian imports.

                 THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               5

                       THE ONE GROUP(R) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

                     GROWTH OPPORTUNITIES FUND (CONTINUED)
                               DECEMBER 31, 1998

DID THE PORTFOLIO BENEFIT FROM ANY PARTICULARLY STRONG HOLDINGS?*
The Fund enjoyed outstanding performance from computer manufacturer Dell Computer, up 248% for the year; online services provider America Online, up 164%, and technology company Compuware, up 144%.

WHAT WERE THE FUND'S TOP TEN HOLDINGS?*
At year-end, the Fund's top 10 holdings included Coca-Cola Enterprises (consumer non-durable), BMC Software (technology), Just for Feet (retail), AES Corp. (utilities), AFLAC (financial services), America Online, USA Waste Services (capital equipment), Compuware, Kohl's (retail) and Staples (retail).

WHAT IS YOUR OUTLOOK FOR THE FUND?
Looking ahead, we remain optimistic about continued U.S. economic growth and low inflation. However, we think that economic growth will slow somewhat. We believe that interest rates may continue to decline, which would support ongoing stock market growth, but perhaps not at the unusually strong pace we've seen over the last several years. As such, it seems prudent to lower our expectations somewhat for the next year.

Our overall strategy remains intact -- to search for companies with strong fundamentals, effective management teams and favorable long-term growth rates. Because the Asian situation remains unresolved, we will continue to monitor its effects on the Fund's holdings.

/s/ Ashi Parikh
Ashi Parikh
Managing Director, Growth Equity Team

/s/ Richard R. Jandrain III
Richard R. Jandrain III
Senior Managing Director of Equity Securities

* The Fund's composition is subject to change.
Please refer to the prospectus and the accompanying financial statements for more information about your fund.

 6              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

                           LARGE COMPANY GROWTH FUND
                               DECEMBER 31, 1998

HOW DID THE FUND PERFORM?
The Large Company Growth Fund posted a total return of 41.27% for the year ended December 31, 1998.

                        HYPOTHETICAL $10,000 INVESTMENT

$35,000                                                $34,602
 30,000                                                $29,377
 25,000                                                $27,133
 20,000
 15,000
 10,000
     8/1/94* 12/31/94  12/31/95  12/31/96  12/31/97  12/31/98

-.-  Large Co.               -..- S&P 500
-0-  S&P/BARRA 500 Growth

--------------------------------------------------------------
*Initial public offering commenced August 1, 1994.

                           Large Company Growth Fund
                          Average Annual Total Return
                        ---------------------------------
                        One Year         Since Inception
                        ---------------------------------
                          41.27%               25.34%
                        ---------------------------------

           Past performance is not predictive of future performance.

The S&P 500, an unmanaged index, is generally representative of the performance of large companies in the U.S. stock market. The S&P/BARRA 500 Growth Index, an unmanaged index, represents the highest price to book securities in the S&P 500. The benchmark index for the Large Company Growth Fund will be changing from the S&P 500 to the S&P/BARRA 500 Growth Index in order to better represent the investment policies of the Fund for comparison purposes.

TO WHAT DO YOU ATTRIBUTE THE FUND'S SOLID RETURN?
Despite global economic crises and a strong stock market downturn in late summer and early fall, a strong domestic economy, low inflation and declining interest rates all worked together to maintain a favorable equity environment. Once again, the market favored the largest growth-oriented companies because of their earnings reliability and stock liquidity.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our primary investment strategy during this market climate has been to find good companies within industries that are growing at a faster rate than the economy. These are companies that have the ability to exhibit sustained growth at some multiple of their underlying industry growth rate. In addition, we search for strong management teams and superior product positioning.

After evaluating the impact of the Asian crisis on the Fund's stocks, we cut the portfolio's technology holdings because much of these companies' exports went to Asia. We also increased our retail holdings, as many of these companies purchase their materials from Asia and thus benefit from lower costs.

                 THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               7

                       THE ONE GROUP(R) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

                     LARGE COMPANY GROWTH FUND (CONTINUED)
                               DECEMBER 31, 1998

DID THE PORTFOLIO BENEFIT FROM ANY PARTICULARLY STRONG HOLDINGS?*
The Fund enjoyed outstanding performance from computer manufacturer Dell Computer, up 248% for the year; software giant Microsoft, up 115% and online service provider America Online, up 164%.

WHAT WERE THE FUND'S TOP TEN HOLDINGS?*
At year-end, the Fund's top 10 holdings included Dell Computer, Lucent Technologies (technology), General Electric (capital goods), Microsoft, Coca-Cola (consumer non-durable), Wal-Mart (retail), Merck (health care), Bristol-Myers Squibb (health care), Pfizer (health care) and Proctor & Gamble (consumer non-durable).

WHAT IS YOUR OUTLOOK FOR THE FUND?
Looking ahead, we remain optimistic about continued U.S. economic growth and low inflation. However, we think that economic growth will slow down somewhat. We believe that interest rates may continue to decline, which would support ongoing stock market growth, but perhaps not at the unusually strong pace we've seen over the last several years. As such, it seems prudent to lower our expectations somewhat for the next year.

Our overall strategy remains intact--to search for companies with strong fundamentals, effective management teams and favorable long-term outlooks. Because the Asian situation remains unresolved, we will continue to monitor its effects on the Fund's holdings.

/s/ Ashi Parikh
Ashi Parikh
Managing Director, Growth Equity Team

/s/ Richard R. Jandrain III
Richard R. Jandrain III
Senior Managing Director of Equity Securities

* The Fund's composition is subject to change.
Please refer to the prospectus and the accompanying financial statements for more information about your fund.

 8              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

                               EQUITY INDEX FUND
                               DECEMBER 31, 1998

HOW DID THE FUND PERFORM?
For the period May 1, 1998 to December 31, 1998, the Equity Index Fund posted a total return of 10.52%.

                        HYPOTHETICAL $10,000 INVESTMENT

$12,000                                                $11,172
 11,500                                                $11,052
 11,000
 10,500
 10,000
     5/1/98                                          12/31/98

-.-  S&P 500      -..- EQUITY INDEX

--------------------------------------------------------------
*Initial public offering commenced May 1, 1998.

                               Equity Index Fund
                                  Total Return
                        ---------------------------------
                        One Year         Since Inception
                        ---------------------------------
                            NA               10.52%
                        ---------------------------------

           Past performance is not predictive of future performance.

As it is designed to do, the Fund offered a return that nearly matched that of the S&P 500 Index, the unmanaged group of stocks the Fund seeks to track. The S&P 500 Index returned 11.72% for the period May 1, 1998 to December 31, 1998. The slight difference in returns between the Fund and the Index is due to fees and transaction costs charged to the Fund but not to the Index.

WHAT CONTRIBUTED TO SUCH A STRONG RETURN?
The market suffered a severe setback in late summer and early fall, but a series of Federal Reserve interest rate cuts helped renew investor confidence in the U.S. stock market. In addition, a strong economy, low inflation and favorable corporate earnings growth helped generate attractive stock market returns for yet another year. Once again, large-capitalization growth companies, the type represented in the S&P 500 Index, outperformed other types of U.S. stocks.

WHICH MARKET SECTORS OFFERED NOTABLE PERFORMANCE?
The Fund offered exposure to 15 market sectors. Among those sectors, retail, telephone utilities and technology offered the strongest performance. The retail sector benefited from lower costs on Asian imports, while telephone utilities advanced due to acquisition activity. Strong returns late in the year from the largest technology companies helped boost the technology sector's overall performance.

The weakest-performing sectors included energy and industrial commodities. Energy stocks declined due to lower oil prices, and in the industrial commodities sector (chemical, paper and metal companies), stocks suffered from a lack of pricing power.

                 THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               9

                       THE ONE GROUP(R) INVESTMENT TRUST

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

                         EQUITY INDEX FUND (CONTINUED)
                               DECEMBER 31, 1998

WHAT WERE SOME OF THE STRONGEST AND WEAKEST STOCKS?*
The Fund enjoyed outstanding performance from a handful of stocks, including technology provider Unisys, computer manufacturer Dell Computer, cable television company Tele-Communications, financial service provider Providian Financial, and auto manufacturer Ford Motor.

Weak earnings contributed to poor performance from certain holdings, including diversified mining company Freeport-McMoran Copper and Gold, technology company Advanced Micro Devices, and technology provider Cabletron Systems.

WHAT IS YOUR OUTLOOK FOR THE STOCK MARKET?
The environment for stocks should remain favorable during the coming year. We expect economic growth to continue, but at a slower pace. We also expect interest rates and inflation to remain low. Corporate earnings and stock prices should continue to grow, but earnings are likely to come under increasing pressure. Nevertheless, it's important to remember that returns of the last few years have been unusually strong, and they probably are not sustainable. We expect to see stock returns revert to more "normal" levels.

/s/ Richard R. Jandrain III
Richard R. Jandrain III
Senior Managing Director of Equity Securities

* The Fund's composition is subject to change.
Please refer to the prospectus and the accompanying financial statements for more information about your Fund.

The S&P 500 Index is an unmanaged group of stocks generally representative of the performance of large U.S.-based companies. Investors cannot purchase the index directly, but they can invest in the underlying securities.

 10              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The One Group(R) Investment Trust

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Bond Fund, the Asset Allocation Fund, the Growth Opportunities Fund, the Large Company Growth Fund, and the Equity Index Fund (five of the portfolios constituting The One Group Investment Trust, hereafter referred to as the "Trust"), at December 31, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 17, 1999

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               11

                       THE ONE GROUP(R) INVESTMENT TRUST

                              GOVERNMENT BOND FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

----------------------------------------------------------
PRINCIPAL    SECURITY                             VALUE
----------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (27.7%)
$1,500,000   FHLB, 6.145%, 09/30/02            $ 1,548,166
 1,000,000   FNMA Disc. Note, 5.25%, 01/15/03    1,007,977
   600,000   FNMA Disc. Note, 5.75%, 04/15/03      616,292
   975,000   Resolution Funding Corp.,
             Principal STRIP, 10/15/08             593,549
 3,500,000   Resolution Funding Corp.,
             Principal STRIP, 10/15/16           1,271,718
 1,000,000   Resolution Funding Corp.,
             Principal STRIP, 10/15/17             342,398
 2,000,000   Resolution Funding Corp.,
             Principal STRIP, 01/15/20             600,956
 4,000,000   Resolution Funding Corp.,
             Principal STRIP, 07/15/20           1,172,932
 1,000,000   U.S. Treasury Bond, 6.25%,
             08/15/23 (a)                        1,118,750
 1,000,000   U.S. Treasury Inflation
             Protection Security, 3.625%,
             01/15/08 (a)                          995,154
   900,000   U.S. Treasury Notes, 7.50%,
             11/15/01 (a)                          967,218
   750,000   U.S. Treasury Notes, 6.50%,
             08/15/05 (a)                          824,062
   550,000   U.S. Treasury Notes, 6.875%,
             05/15/06 (a)                          621,672
                                               -----------
             TOTAL U.S. GOVERNMENT AND AGENCY
             OBLIGATIONS                        11,680,844
                                               -----------
             (cost $11,034,677)
             MORTGAGE-BACKED SECURITIES (68.6%)
    64,904   FGLMC 5Y, 6.50%, Pool #G50324,
             01/01/01                               64,886
   169,815   FGLMC 15Y, 8.50%, Pool #E20150,
             12/01/09                              176,509
   727,897   FGLMC 15Y, 7.00%, Pool #E63959,
             02/01/11                              744,420
   387,643   FGLMC 15Y, 6.00%, Pool #E00560,
             07/01/13                              389,221
 1,000,000   FGLMC 15Y, 6.50%, 01/01/14          1,015,320
   500,457   FGLMC 30Y, 8.00%, Pool #D55955,
             09/01/24                              518,623
   773,120   FGLMC 30Y, 6.50%, Pool #D65545,
             11/01/25                              778,755
   977,289   FGLMC 30Y, 6.00%, Pool #D70244,
             04/01/26                              966,567
   476,592   FGLMC 30Y, 8.50%, Pool #G00981,
             07/01/28                              499,168
 2,285,000   FHR, 2018 PE, 6.25%, 04/15/27       2,242,878
 1,400,000   FHR, 2075 PM, 6.25%, 08/15/28       1,336,056
 2,000,000   FHR, 2080 PJ, 6.50%, 08/15/28       2,027,048
 1,118,000   FHR, 2091 PG, 6.00%, 11/15/28       1,055,569
   363,330   FNMA 7Y, 7.00%, Pool #359952,
             09/01/03                              371,490
   249,440   FNMA 15Y, 7.50%, Pool #279759,
             08/01/09                              256,706
   225,793   FNMA 15Y, 6.50%, Pool #356206,
             11/01/11                              229,037

----------------------------------------------------------
PRINCIPAL    SECURITY                             VALUE
----------------------------------------------------------
             MORTGAGE-BACKED SECURITIES
             (CONTINUED)
$  385,645   FNMA 30Y, 6.50%, Pool #250375,
             09/01/25                          $   388,352
   758,485   FNMA 30Y, 6.50%, Pool #341811,
             03/01/26                              763,513
   799,532   FNMA 30Y, 6.50%, Pool #338417,
             05/01/26                              804,832
   840,514   FNR, 97-26 GD, 7.00%, 07/17/05        858,498
   500,000   FNR, 98-37 VB, 6.00%, 01/17/13        483,330
   245,000   FNR, 93-155 PJ, 7.00%, 09/25/23       252,221
 1,000,000   FNR, 98-58 PC, 6.50%, 10/25/28        998,111
 1,500,000   GNR, 98-14 PG, 6.375%, 11/20/26     1,519,556
   500,000   GNR, 97-19 PJ, 6.50%, 06/20/27        492,831
 1,000,000   GNR, 98-22 PD, 6.50%, 09/20/28      1,001,086
   395,749   GNMA 30Y, 7.50%, Pool #326977,
             05/15/23                              408,009
   239,209   GNMA 30Y, 7.50%, Pool #359588,
             06/15/23                              246,619
   295,454   GNMA 30Y, 9.00%, Pool #780029,
             11/15/24                              316,153
   104,206   GNMA 30Y, 7.00%, Pool #405535,
             12/15/25                              106,653
   319,039   GNMA 30Y, 7.50%, Pool #2341,
             12/20/26                              326,970
   709,859   GNMA 30Y, 6.00%, Pool #80094,
             07/20/27                              718,178
   381,462   GNMA 30Y, 8.00%, Pool #412336,
             10/15/27                              396,301
   458,471   GNMA 30Y, 7.00%, Pool #412369,
             11/15/27                              469,039
   851,304   GNMA 30Y, 7.50%, Pool #427208,
             01/15/28                              877,728
   488,815   GNMA 30Y, 6.50%, Pool #467705,
             03/15/28                              493,707
   495,787   GNMA 30Y, 7.00%, Pool #472543,
             04/15/28                              507,254
   483,708   GNMA 30Y, 7.00%, Pool #472679,
             06/15/28                              494,896
   458,421   GNMA 30Y, 7.50%, Pool #780828,
             07/15/28                              472,650
   249,347   GNMA 30Y, 6.50%, Pool #467225,
             09/15/28                              251,843
   996,681   GNMA 30Y, 6.00%, Pool#2657,
             10/20/28                              982,986
   999,127   GNMA 30Y, 7.00%, Pool #469699,
             11/15/28                            1,022,236
   600,000   GNMA 30Y, 6.50%, Pool #2689,
             12/20/28                              602,825
                                               -----------
             TOTAL MORTGAGE-BACKED SECURITIES   28,928,630
                                               -----------
             (cost $28,751,462)

 12              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                              GOVERNMENT BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

----------------------------------------------------------
PRINCIPAL    SECURITY                             VALUE
----------------------------------------------------------
             SHORT TERM DEBT (1.7%)
$  703,000   FMC Discount Note 0.00%,
             01/20/99 (cost $701,358)          $   701,399
                                               -----------
----------
    SHARES
----------
             MUTUAL FUNDS (3.8%)
 1,623,986   The One Group Government Money
             Market Fund                         1,623,986
                                               -----------
             (cost $1,623,986)
             TOTAL INVESTMENTS                 $42,934,859
                                               ===========
             (cost $42,111,483)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $42,111,483

The abbreviations in the above statement stand for the following:
    FGLMC  Federal Home Loan Mortgage Corporation Gold
    FHLB   Federal Home Loan Bank
    FNR     Fannie Mae REMIC
    FNMA   Federal National Mortgage Association
    FHR     Federal Home Loan Mortgage Corporation REMIC
    GNMA  Government National Mortgage Association
    GNR    Ginnie Mae REMIC
    REMIC  Real Estate Mortgage Investment Conduit
    STRIP   Separate Trading of Registered Interest and Principal Securities

Portfolio holding percentages represent market value as a percentage of net assets.

(a) A portion of this security was loaned as of December 31, 1998.

See accompanying notes to financial statements.

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               13

                       THE ONE GROUP(R) INVESTMENT TRUST

                             ASSET ALLOCATION FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

---------------------------------------------------------
  SHARES                SECURITY                VALUE
---------------------------------------------------------
             COMMON STOCK (59.6%)
             AIRCRAFT (0.3%)
     3,100   Lockheed Martin Corp.           $    262,725
                                             ------------
             APPAREL (0.2%)
     8,810   Jones Apparel Group, Inc.*           194,371
       300   Warnaco Group, Inc. Class A            7,575
                                             ------------
                                                  201,946
                                             ------------
             BANKS (5.3%)
    14,540   BankAmerica Corp.                    874,217
    10,080   Charter One Financial, Inc.          279,720
     9,590   Chase Manhattan Corp.                652,719
    15,520   Citigroup, Inc.                      768,240
     7,080   First Union Corp.                    430,552
    12,590   MBNA Corp.                           313,963
     6,520   National City Corp.                  472,700
     7,230   PNC Bank Corp.                       391,324
    10,770   SouthTrust Corp.                     397,817
     4,800   State Street Corp.                   333,900
    14,250   Wells Fargo Co.                      569,109
                                             ------------
                                                5,484,261
                                             ------------
             BEVERAGES (0.8%)
     9,470   Coca Cola Co.                        633,306
     4,820   Coca-Cola Enterprises, Inc.          172,315
                                             ------------
                                                  805,621
                                             ------------
             BROADCASTING (1.9%)
    10,150   Belo, (AH) Corp. Series A            202,366
     8,740   Tele-Communications, Inc.
             Class A*                             483,431
    12,200   Time Warner, Inc.                    757,163
     6,860   Viacom, Inc. Class B*                507,640
                                             ------------
                                                1,950,600
                                             ------------
             BUSINESS EQUIPMENT & SERVICES (1.0%)
     5,510   Herman Miller, Inc.                  148,081
     7,230   Office Depot, Inc.*                  267,058
    10,100   Service Corp. International          384,431
     4,230   Waste Management, Inc.               197,224
                                             ------------
                                                  996,794
                                             ------------
             CAPITAL EQUIPMENT (0.4%)
     9,900   Teleflex, Inc.                       451,688
                                             ------------
             CHEMICALS-PETROLEUM & INORGANIC (0.6%)
     7,290   Du Pont (E.I.) De Nemours &
             Co.                                  386,826
     3,700   Monsanto Co.                         175,750
                                             ------------
                                                  562,576
                                             ------------

---------------------------------------------------------
  SHARES                SECURITY                VALUE
---------------------------------------------------------
             CHEMICALS-SPECIALTY (1.6%)
     7,350   Crompton & Knowles Corp.        $    152,053
     5,620   Cytec Industries, Inc.*              119,425
     2,320   Eastman Chemical Co.                 103,820
     8,820   Ferro Corp.                          229,320
     9,710   Morton International, Inc.           237,895
     6,630   Nalco Chemical Co.                   205,530
     6,330   Olin Corp.                           179,218
    11,910   RPM, Inc., Ohio                      190,560
     3,130   Sigma-Aldrich Corp.                   91,944
     9,050   Wellman, Inc.                         92,197
                                             ------------
                                                1,601,962
                                             ------------
             COMMUNICATION EQUIPMENT (2.6%)
     7,140   BMC Software, Inc.*                  318,176
    15,600   Cisco Systems, Inc.*               1,447,875
     8,250   Lucent Technologies, Inc.            907,500
                                             ------------
                                                2,673,551
                                             ------------
             COMPUTERS-MAIN/MINI (1.4%)
     7,600   International Business
             Machines Corp.                     1,404,100
                                             ------------
             COMPUTERS-MICRO (1.0%)
    14,330   Dell Computer Corp.*               1,048,777
                                             ------------
             COMPUTERS-PERIPHERAL (3.4%)
     7,240   American Power Conversion
             Corp.*                               350,687
     8,770   Cadence Design Systems, Inc.*        260,907
     6,460   EMC Corp.*                           549,100
    16,820   Microsoft Corp.*                   2,332,724
                                             ------------
                                                3,493,418
                                             ------------
             CONSTRUCTION MATERIALS (0.2%)
     1,130   Martin Marietta Materials,
             Inc.                                  70,272
     2,100   Southdown, Inc.                      124,294
                                             ------------
                                                  194,566
                                             ------------
             COSMETIC/TOILETRY (0.1%)
     5,910   Revlon, Inc. Class A*                 97,146
                                             ------------
             ELECTRICAL EQUIPMENT (3.5%)
     7,290   Emerson Electric Co. (a)             441,045
    20,180   General Electric Co.               2,059,621
     3,240   Hubbell, Inc. Class B                123,120
     5,020   Johnson Controls, Inc.               296,180
     8,860   Tyco International Ltd.              668,376
                                             ------------
                                                3,588,342
                                             ------------

 14              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                             ASSET ALLOCATION FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
  SHARES                SECURITY                VALUE
---------------------------------------------------------
             ELECTRONIC COMPONENTS (2.0%)
    12,300   Intel Corp.                     $  1,458,319
     6,470   Maxim Integrated Products,
             Inc.*                                282,658
     4,880   SCI Systems, Inc.* (a)               281,820
                                             ------------
                                                2,022,797
                                             ------------
             ELECTRONIC INSTRUMENTS (0.2%)
     5,210   Applied Materials, Inc.*             222,402
                                             ------------
             FINANCE COMPANIES (0.2%)
     4,680   Associates First Capital Corp.       198,315
                                             ------------
             FOOD & RELATED (1.6%)
    17,030   Archer-Daniels-Midland Co.           292,703
     6,160   General Mills, Inc.                  478,940
     5,680   Interstate Bakeries Corp. (a)        150,165
    14,760   Sara Lee Corp.                       416,048
     7,310   Smithfield Foods, Inc.*              247,626
                                             ------------
                                                1,585,482
                                             ------------
             FOREST/PAPER PRODUCT (0.9%)
    12,110   Kimberly Clark Corp.                 659,995
     7,230   Pentair, Inc.                        287,844
                                             ------------
                                                  947,839
                                             ------------
             FURNITURE (0.6%)
    11,410   Leggett & Platt, Inc.                251,020
    13,230   Masco Corp.                          380,363
                                             ------------
                                                  631,383
                                             ------------
             HEALTH CARE-DRUGS (2.3%)
     4,420   Cardinal Health, Inc. (a)            335,367
       100   Elan Corp. PLC ADR* (a)                6,956
     4,650   Merck & Co., Inc.*                   686,747
     3,150   Pfizer, Inc.                         395,128
    15,190   Schering-Plough Corp.                839,248
     1,950   Watson Pharmaceuticals, Inc.*        122,606
                                             ------------
                                                2,386,052
                                             ------------
             HEALTH CARE-GENERAL (4.2%)
    13,470   American Home Products Corp.         758,529
     7,230   Bausch & Lomb, Inc.                  433,800
     4,910   Boston Scientific, Inc.* (a)         131,649
     9,460   Bristol-Meyers Squibb Co.          1,265,866
     7,360   IDEXX Laboratories, Inc.*            198,030
     3,470   Johnson & Johnson                    291,046
     2,440   Sofamor Danek Group, Inc.*           297,070
     5,190   Sybron International Corp.*          141,103
    10,660   Warner-Lambert Co.                   801,499
                                             ------------
                                                4,318,592
                                             ------------

---------------------------------------------------------
  SHARES                SECURITY                VALUE
---------------------------------------------------------
             HOSPITAL SUPPLY & MANAGEMENT (0.6%)
     8,150   Medtronic, Inc.                 $    605,138
                                             ------------
             HOTELS & GAMING (0.4%)
    11,860   Hilton Hotels Corp.                  226,823
     5,290   MGM Grand, Inc.* (a)                 143,491
                                             ------------
                                                  370,314
                                             ------------
             HOUSEHOLD-GENERAL PRODUCT (1.1%)
     3,850   Lancaster Colony Corp.               123,681
     9,100   Newell Co.                           375,375
     3,960   Procter & Gamble Co.                 361,598
     8,370   Rubbermaid, Inc.                     263,132
                                             ------------
                                                1,123,786
                                             ------------
             INSURANCE-LIFE (0.2%)
     4,210   Equitable Cos., Inc.                 243,654
                                             ------------
             INSURANCE-PROPERTY/CASUALTY (1.8%)
     9,040   Allstate Corp.                       349,170
     5,550   American International Group,
             Inc.                                 536,269
     5,210   CIGNA Corp.                          402,798
     8,450   Hartford Financial Services
             Group, Inc.                          463,694
     2,320   PMI Group, Inc.                      114,550
                                             ------------
                                                1,866,481
                                             ------------
             LEISURE TIME PRODUCTS (0.6%)
     9,460   Hasbro, Inc.                         341,742
    10,120   Walt Disney Co.                      303,600
                                             ------------
                                                  645,342
                                             ------------
             MOTOR VEHICLE PARTS (0.5%)
     6,080   Danaher Corp.                        330,220
     4,980   Lear Corp.*                          191,730
                                             ------------
                                                  521,950
                                             ------------
             PETROLEUM-DOMESTIC (1.0%)
     4,710   Ashland, Inc.                        227,846
     4,150   Devon Energy Corp. (a)               127,353
     6,510   Tosco Corp.                          168,446
     6,630   Ultramar Diamond Shamrock
             Corp.                                160,778
    13,100   USX-Marathon Group                   394,638
                                             ------------
                                                1,079,061
                                             ------------
             PETROLEUM-INTERNATIONAL (2.5%)
    18,520   Exxon Corp.                        1,354,275
    12,450   Royal Dutch Petroleum Co.            596,044
    10,870   Texaco, Inc.                         574,751
                                             ------------
                                                2,525,070
                                             ------------

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               15

                       THE ONE GROUP(R) INVESTMENT TRUST

                             ASSET ALLOCATION FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
  SHARES                SECURITY                VALUE
---------------------------------------------------------
             PETROLEUM-SERVICES (0.2%)
     3,850   Halliburton Co.                 $    114,056
     3,880   Transocean Offshore, Inc.            104,033
                                             ------------
                                                  218,089
                                             ------------
             RESTAURANTS (0.2%)
     4,890   Outback Steakhouse, Inc.*            194,989
                                             ------------
             RETAIL-FOOD STORES (0.8%)
     7,900   Kroger Co.*                          477,950
     6,370   Safeway, Inc.*                       388,172
                                             ------------
                                                  866,122
                                             ------------
             RETAIL-GENERAL MERCHANT (2.4%)
     8,680   Dayton Hudson Corp.                  470,890
    11,900   Family Dollar Stores, Inc.           261,800
     6,260   Kohls Corp.*                         384,599
    16,540   Wal-Mart Stores, Inc.              1,346,976
                                             ------------
                                                2,464,265
                                             ------------
             RETAIL-SPECIALTY (0.6%)
       100   Abercrombie & Fitch*                   7,075
    14,500   Just For Feet, Inc.*                 251,938
       200   Saks, Inc.*                            6,313
     9,720   Williams Sonoma, Inc.*               391,838
                                             ------------
                                                  657,164
                                             ------------
             SECURITY & COMMERCIAL BROKER (1.5%)
     4,220   Bear Stearns Cos., Inc. (a)          157,722
    10,820   Fannie Mae                           800,680
     8,120   Morgan Stanley Dean Witter &
             Co.                                  576,520
                                             ------------
                                                1,534,922
                                             ------------
             TIMESHARE & SOFTWARE (0.5%)
     3,410   America Online, Inc.*                545,600
                                             ------------
             TOBACCO (1.4%)
    22,040   Philip Morris Cos., Inc.           1,179,140
     8,120   UST, Inc.                            283,185
                                             ------------
                                                1,462,325
                                             ------------
             UTILITIES-ELECTRIC (1.7%)
     8,790   Baltimore Gas and Electric Co.       271,391
     8,150   Cinergy Corp.                        280,156
    11,160   Energy East Corp.                    630,540
     9,740   GPU, Inc.                            430,386
     5,050   LG & E Energy Corp.                  142,978
                                             ------------
                                                1,755,451
                                             ------------

---------------------------------------------------------
  SHARES                SECURITY                VALUE
---------------------------------------------------------
             UTILITIES-GAS/PIPELINE (0.6%)
     6,760   El Paso Energy Corp.            $    235,332
    12,980   Williams Cos., (The)                 404,814
                                             ------------
                                                  640,146
                                             ------------
             UTILITIES-TELEPHONE (4.7%)
     7,630   Century Telephone Enterprises,
             Inc.                                 515,025
    11,570   GTE Corp.                            752,050
    16,260   MCI WorldCom, Inc.*                1,166,655
     8,200   Qwest Communications
             International, Inc.*                 410,000
    20,570   SBC Communications, Inc.           1,103,066
     9,860   Sprint Corp.                         829,473
     4,200   Sprint PCS Group, Inc.*               97,125
                                             ------------
                                                4,873,394
                                             ------------
             TOTAL COMMON STOCK                61,324,198
                                             ------------
             (cost $50,917,898)
----------
 PRINCIPAL
----------
             CORPORATE BONDS (7.0%)
             BANKS (1.4%)
$  250,000   Banco Central Hispano, 7.50%,
             06/15/05                             266,350
   250,000   BankAmerica Corp., 8.125%,
             02/01/02                             268,525
   376,000   First Hawaiian, Inc., 6.25%,
             08/15/00                             379,883
   250,000   Huntington National Bank,
             6.75%, 06/15/03                      261,488
   230,000   Society National Bank, 6.75%,
             06/15/03                             239,287
                                             ------------
                                                1,415,533
                                             ------------
             BROKER DEALERS (0.5%)
   300,000   Goldman Sachs Group, 7.20%,
             03/01/07                             317,563
   200,000   Morgan Stanley Group, 6.50%,
             03/30/01                             203,778
                                             ------------
                                                  521,341
                                             ------------
             DIVERSIFIED FINANCE (2.3%)
   200,000   Associates Corp. of North
             America, 6.375%, 07/15/02            205,107
   300,000   Boatmens Bancshares, 6.75%,
             03/15/03                             312,425
   250,000   Chrysler Financial Corp.,
             5.875%, 02/07/01                     252,675
   200,000   Ford Capital, 9.375%, 05/15/01       216,606
   250,000   GMAC Medium Term Note, 8.25%,
             02/24/04                             279,110
   465,000   Lockheed Corp., 6.75%,
             03/15/03                             483,136
   333,000   McDonnel Douglas Finance,
             6.45%, 12/05/02                      343,242
   300,000   Tyco International, 6.25%,
             06/15/13                             303,105
                                             ------------
                                                2,395,406
                                             ------------

 16              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                             ASSET ALLOCATION FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
PRINCIPAL    SECURITY                           VALUE
---------------------------------------------------------
             OIL & GAS (0.5%)
$  248,000   Columbia Gas Systems, 6.80%,
             11/28/05                        $    261,841
   250,000   Occidental Petroleum, 9.25%,
             08/01/19                             283,672
                                             ------------
                                                  545,513
                                             ------------
             RENTAL SERVICES (0.2%)
   250,000   Hertz Corp., 6.00%, 01/15/03         251,537
                                             ------------
             RETAIL (0.8%)
   250,000   Dayton Hudson Co., 7.25%,
             09/01/04                             270,244
   250,000   J.C. Penny & Co., 7.25%,
             04/01/02                             260,196
   250,000   Sears Roebuck Acceptance
             Corp., 7.13%, 05/02/03               262,572
                                             ------------
                                                  793,012
                                             ------------
             TELECOMMUNICATIONS (0.5%)
   250,000   AT&T Corp., 7.50%, 06/01/06          281,625
   200,000   Ohio Bell Telephone Co.,
             5.75%, 05/01/00                      201,711
                                             ------------
                                                  483,336
                                             ------------
             TRANSPORTATION (0.5%)
   250,000   Hunt, J.B., Transport, 6.25%,
             09/01/03                             248,379
   250,000   International Lease, 5.875%,
             01/15/01                             251,681
                                             ------------
                                                  500,060
                                             ------------
             UTILITIES (0.3%)
   250,000   Virginia Electric & Power Co.,
             6.625%, 04/01/03                     261,851
                                             ------------
             TOTAL CORPORATE BONDS              7,167,589
                                             ------------
             (cost $7,001,847)
             ASSET-BACKED SECURITIES (0.5%)
   250,000   Chemical Master 95-2, 6.23%,
             06/15/03                             254,205
   250,000   Circuit City 1995 1-A, 6.375%,
             08/15/05                             254,622
                                             ------------
             TOTAL ASSET-BACKED SECURITIES        508,827
                                             ------------
             (cost $504,591)
             MORTGAGE-BACKED SECURITIES (15.7%)
   303,905   FNMA 7Y, 6.50%, Pool #250357,
             09/01/02                             308,272
   486,528   FNMA 15Y, 6.00%, Pool #251900,
             08/01/13                             487,900
   105,248   FNMA 30Y, 7.00%, Pool #270725,
             08/01/25                             107,435
 1,000,000   FNMA 15Y, 7.50%, Pool #292020,
             08/01/09                           1,029,130
   901,336   FNMA 30Y, 8.50%, Pool #313280,
             12/15/28                             955,741
   497,348   FNMA 15Y, 6.00%, Pool #323458,
             11/01/13                             498,751
   191,122   FNMA 30Y, 7.50%, Pool #402032,
             10/01/27                             196,282
   461,756   FNMA 15Y, 6.50%, Pool #414513,
             04/01/13                             468,396
   398,311   FNMA 15Y, 7.00%, Pool #427488,
             06/01/13                             406,986

---------------------------------------------------------
PRINCIPAL    SECURITY                           VALUE
---------------------------------------------------------
             MORTGAGE-BACKED SECURITIES (CONTINUED)
$  992,866   FNMA 30Y, 6.00%, Pool #428970,
             06/01/28                        $    980,048
   996,437   FNMA 30Y, 6.50%, Pool #433526,
             08/01/28                           1,003,362
   552,203   FGLMC 30Y, 8.00%, Pool
             #C00476, 09/01/26                    571,745
   996,384   FGLMC 30Y, 6.00%, Pool
             #C13638, 08/01/28                    984,138
   325,144   FGLMC 30Y, 7.50%, Pool
             #D81027, 07/01/27                    333,946
   418,560   FGLMC 30Y, 7.00%, Pool
             #D83256, 10/01/27                    426,797
   473,877   FGLMC 15Y, 6.50%, Pool
             #E00552, 06/01/13                    481,137
   445,110   FGLMC 15Y, 7.00%, Pool
             #E00554, 06/01/13                    455,080
   458,354   FGLMC 15Y, 6.00%, Pool
             #E69409, 03/01/13                    460,220
   468,647   FGLMC 15Y, 6.50%, Pool
             #E69466, 03/01/13                    476,291
   455,167   FGLMC 30Y, 8.50%, Pool
             #G00981, 07/01/28                    476,728
   498,341   GNMA 30Y, 6.00%, Pool #2657,
             11/01/28                             491,494
   489,769   GNMA 30Y, 6.50%, Pool #430634,
             03/15/28                             494,672
   496,359   GNMA 15Y, 6.50%, Pool #468228,
             09/15/13                             505,462
 1,000,000   GNMA 15Y, 7.00%, Pool #348872,
             07/15/08                           1,029,410
   166,194   GNMA 15Y, 7.00%, Pool #412559,
             02/15/11                             170,937
   177,130   GNMA 30Y, 7.50%, Pool #398663,
             05/15/26                             182,525
   331,409   GNMA 30Y, 7.50%, Pool #2360,
             01/20/27                             339,827
   420,183   GNMA 30Y, 8.00%, Pool #451932,
             09/15/27                             436,528
   405,966   GNMA 30Y, 7.00%, Pool #473915,
             04/15/28                             415,356
   438,534   GNMA 30Y, 7.50%, Pool #465069,
             05/15/28                             452,146
   497,296   GNMA 30Y, 7.00%, Pool #477123,
             06/15/28                             508,797
                                             ------------
             TOTAL MORTGAGE-BACKED
             SECURITIES                        16,135,539
                                             ------------
             (cost $15,975,589)
             U.S. GOVERNMENT OBLIGATIONS (13.8%)
 5,700,000   U.S. Treasury Note, 6.50%,
             08/31/01                           5,958,284
 2,275,000   U.S.Treasury Note, 7.25%,
             05/15/04 (a)                       2,549,422
 2,500,000   U.S.Treasury Note, 7.00%,
             07/15/06 (a)                       2,846,875
 2,175,000   U.S. Treasury Bond, 7.875%,
             02/15/21 (a)                       2,866,243
                                             ------------
             TOTAL U.S. GOVERNMENT
             OBLIGATIONS                       14,220,824
                                             ------------
             (cost $13,635,973)
             FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
   500,000   Province of Quebec, 6.50%,
             01/17/06                             522,420
                                             ------------
             (cost $504,525)

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               17

                       THE ONE GROUP(R) INVESTMENT TRUST

                             ASSET ALLOCATION FUND

         STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)
---------------------------------------------------------
  SHARES     SECURITY                           VALUE
---------------------------------------------------------
            MUTUAL FUNDS (2.4%)
 2,459,200   The One Group Prime Money
             Market Fund                     $  2,459,200
                                             ------------
             (cost $2,459,200)
----------
 PRINCIPAL
----------
             SHORT-TERM SECURITIES HELD AS COLLATERAL
             (1.3%)
$1,353,206   Lehman Brothers A2/P2
             Tri-Party Repurchase Agreement
             5.50%, dated 12/31/98, due
             01/04/99, collateralized by
             RACERS 1998-MM-12-2, 06/07/99,
             market value $1,420,940            1,353,206
                                             ------------
             (cost $1,353,206)
             TOTAL INVESTMENTS               $103,691,803
                                             ============
             (cost $92,352,829)

--------------------------------------------------------------------------------
Cost for federal income tax purposes: $92,379,235

 * Denotes a non-income producing security.

The abbreviations in the above statement stand for the following:

    ADR    American Depository Receipt
    FGLMC  Federal Home Loan Mortgage Corporation Gold
    FNMA   Federal National Mortgage Association
    GNMA   Government National Mortgage Association
    PLC    Public Limited Company

Portfolio holding percentages represent market value as percentage of net assets.

(a) A portion of this security was loaned as of December 31, 1998.

See accompanying notes to financial statements.

 18              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                           GROWTH OPPORTUNITIES FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

-------------------------------------------------------
   SHARES   SECURITY                              VALUE
-------------------------------------------------------
            COMMON STOCK (97.5%)
            AIR TRANSPORTATION (0.3%)
    8,600   Airborne Freight Corp.         $    310,137
                                           ------------
            AIRCRAFT (0.1%)
      200   United Technologies Corp.            21,750
                                           ------------
            APPAREL (0.4%)
   18,200   Jones Apparel Group, Inc.*          401,538
                                           ------------
            BANKS (3.1%)
      325   Associated Banc-Corp.                11,111
    9,700   City National Corp.                 403,762
      100   Fifth Third Bancorp.                  7,131
      400   First Security Corp.                  9,350
   18,900   First Tennessee National
            Corp.                               719,381
    1,300   Marshall & Ilsley Corp.              75,969
   18,900   North Fork Bancorp., Inc.           452,419
      100   Northern Trust Corp.                  8,731
   20,600   Sovereign Bancorp., Inc.            293,550
      100   State Street Corp.                    6,956
    1,100   Union Planters Corp.                 49,844
    3,600   Wilmington Trust Corp.              221,850
   10,400   Zions Bancorp                       648,700
                                           ------------
                                              2,908,754
                                           ------------
            BEVERAGES (0.1%)
      600   Coca-Cola Enterprises, Inc.          21,450
                                           ------------
            BROADCASTING (0.2%)
    6,600   TCA Cable TV, Inc.                  235,537
                                           ------------
            BUSINESS EQUIP. & SERVICE (7.0%)
   23,000   Allied Waste Industries,
            Inc.*                               543,375
    7,200   Cambridge Tech Partners,
            Inc.*                               159,300
   16,300   Cintas Corp.                      1,148,131
   20,800   Comdisco, Inc.                      351,000
    3,400   Convergys Corp.* (a)                 76,075
   10,200   Corrections Corp. of America*       179,775
    3,100   GTech Holdings Corp.*                79,437
   14,600   Herman Miller, Inc.                 392,375
      100   Interpublic Group of Cos.,
            Inc.                                  7,975
   12,900   Manpower, Inc.                      324,919
   13,100   Modis Professional Services,
            Inc.*                               189,950
    8,900   NOVA Corp.*                         308,719
      500   Omnicom Group, Inc.                  29,000
    1,900   Pittston Brink's Group               60,562
   15,700   Reynolds & Reynolds Co. Class
            A                                   360,119
    7,850   Staples, Inc.*                      342,947
   14,366   Sterling Commerce, Inc.*            646,470
   20,300   Sungard Data Systems, Inc.*
            (a)                                 805,656

-------------------------------------------------------
   SHARES   SECURITY                              VALUE
-------------------------------------------------------
            BUSINESS EQUIP. & SERVICE (CONTINUED)
    8,000   Viad Corp.                     $    243,000
    7,000   Wallace Computer Services,
            Inc.                                184,625
      300   Waste Management, Inc.               13,987
                                           ------------
                                              6,447,397
                                           ------------
            CAPITAL EQUIPMENT (1.0%)
    9,075   Diebold, Inc.                       323,864
    2,100   Donaldson Co., Inc.                  43,575
      500   Flowserve Corp.                       8,281
    9,200   Sundstrand Corp.                    477,250
    4,800   UCAR International, Inc.*            85,500
                                           ------------
                                                938,470
                                           ------------
            CHEMICALS--PETROLEUM & INORGANIC (0.6%)
   11,200   Lyondell Petrochemical Co.          201,600
   17,000   Solutia, Inc.                       380,375
                                           ------------
                                                581,975
                                           ------------
            CHEMICALS--SPECIALTY (1.3%)
   12,200   Crompton & Knowles Corp.            252,387
    6,000   Cytec Industries, Inc.*             127,500
    5,900   Ferro Corp.                         153,400
    5,100   Vulcan Materials Co. (a)            670,969
                                           ------------
                                              1,204,256
                                           ------------
            COMMUNICATION EQUIPMENT (2.7%)
   24,100   ADC Telecommunications, Inc.*       837,475
      100   Cisco Systems, Inc.*                  9,281
    9,600   Comverse Technology, Inc.*          681,600
   20,600   Fore Systems, Inc.*                 377,237
      300   Northern Telecom Ltd. (a)            15,037
    9,200   Symbol Technology, Inc.             588,225
      500   Telefonaktiebolaget LM
            Ericsson ADR                         11,969
      300   Tellabs, Inc.*                       20,569
                                           ------------
                                              2,541,393
                                           ------------
            COMPUTERS--MAIN/MINI (0.1%)
      100   Xerox Corp.                          11,800
                                           ------------
            COMPUTERS--MICRO (0.3%)
    3,700   Dell Computer Corp.*                270,794
                                           ------------
            COMPUTERS--PERIPHERAL (12.1%)
   13,300   American Power Conversion
            Corp.*                              644,219
    2,100   Beyond.com Corp.* (a)                43,575
   32,000   Cadence Design Systems, Inc.*       952,000
    6,100   Citrix Systems, Inc.*               592,081
   32,700   Compuware Corp.*                  2,554,687
      300   Creative Technology Ltd.*             4,500
    8,800   Electronic Arts, Inc.*              493,900
    8,600   Intuit, Inc.*                       623,500

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               19

                       THE ONE GROUP(R) INVESTMENT TRUST

                           GROWTH OPPORTUNITIES FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-------------------------------------------------------
   SHARES   SECURITY                              VALUE
-------------------------------------------------------
            COMPUTERS--PERIPHERAL (CONTINUED)
   12,300   Keane, Inc.*                   $    491,231
   11,700   Lexmark International Group,
            Inc.*                             1,175,850
    3,400   Maxtor Corp.*                        47,600
      400   Microsoft Corp.*                     55,475
   22,850   Networks Associates, Inc.*        1,513,812
      700   Peoplesoft, Inc.*                    13,256
   13,400   Platinum Technology, Inc.*
            (a)                                 256,275
   12,700   Siebel Systems, Inc.*               431,006
   17,700   Storage Technology Corp.*           629,456
    2,700   Structural Dynamics Research
            Corp.*                               53,662
    5,600   Symantec Corp.*                     121,800
    9,900   Synopsys, Inc.*                     537,075
                                           ------------
                                             11,234,960
                                           ------------
            CONSTRUCTION MATERIALS (0.8%)
   12,300   American Standard Cos.*             442,800
    5,200   Martin Marietta Materials,
            Inc.                                323,375
                                           ------------
                                                766,175
                                           ------------
            ELECTRICAL EQUIPMENT (0.2%)
    5,300   Federal Signal Corp.                145,087
      300   Hubbell, Inc. Class B                11,400
      200   Tyco International Ltd.              15,087
                                           ------------
                                                171,574
                                           ------------
            ELECTRONIC COMPONENTS (8.3%)
   13,200   Altera Corp.*                       803,550
   44,433   Analog Devices, Inc.*             1,394,085
   11,700   Linear Technology Corp.           1,047,881
   26,500   Maxim Integrated Products,
            Inc.*                             1,157,719
   11,700   Microchip Technology, Inc.*
            (a)                                 432,900
   10,500   SCI Systems, Inc.* (a)              606,375
   17,400   Solectron Corp.*                  1,617,112
   10,100   Xilinx, Inc.* (a)                   657,762
                                           ------------
                                              7,717,384
                                           ------------
            ELECTRONIC INSTRUMENTS (0.1%)
      300   Applied Materials, Inc.*             12,806
                                           ------------
            FINANCE COMPANIES (1.4%)
    4,800   Capital One Financial Corp.         552,000
   16,350   Robert Half International,
            Inc.*                               730,641
    1,700   UniCapital Corp.*                    12,537
                                           ------------
                                              1,295,178
                                           ------------
            FOOD & RELATED (2.3%)
    9,200   Dean Foods Co.                      375,475
   12,400   Dole Food Co., Inc. (a)             372,000
   14,600   Flowers Industries, Inc.            349,487
   15,100   General Nutrition Cos., Inc.*       245,375
   10,800   Interstate Bakeries Corp. (a)       285,525

-------------------------------------------------------
   SHARES   SECURITY                              VALUE
-------------------------------------------------------
            FOOD & RELATED (CONTINUED)
   14,100   McCormick & Co., Inc.          $    476,756
    2,200   Vlasic Foods International,
            Inc.*                                52,387
      200   Wrigley (Wm.) Jr. Co.                17,912
                                           ------------
                                              2,174,917
                                           ------------
            FOREST/PAPER PRODUCTS (0.6%)
      200   Sealed Air Corp.*                    10,212
   14,650   Sonoco Products Co.                 434,006
    5,100   Wausau-Mosinee Paper Corp.           90,206
                                           ------------
                                                534,424
                                           ------------
            FURNITURE/FURNISHINGS (1.4%)
    9,200   Hon Industries, Inc.                220,225
   28,900   Leggett & Platt, Inc.               635,800
   19,000   Shaw Industries, Inc.               460,750
                                           ------------
                                              1,316,775
                                           ------------
            HEALTH CARE--DRUGS (7.2%)
   14,700   Biogen, Inc.*                     1,220,100
    2,647   Cardinal Health, Inc. (a)           200,841
   10,500   Centocor, Inc.*                     473,812
    5,100   Covance, Inc.*                      148,537
      500   Eli Lilly & Co.                      44,437
   12,200   Forest Labs, Inc.*                  648,887
   10,000   ICN Pharmaceuticals, Inc.           226,250
   16,100   McKesson Corp. (a)                1,272,906
   17,600   Mylan Laboratories, Inc. (a)        554,400
   13,400   Quintiles Transnational
            Corp.*                              715,225
    1,000   Schering-Plough Corp.                55,250
   17,600   Watson Pharmaceuticals, Inc.*     1,106,600
                                           ------------
                                              6,667,245
                                           ------------
            HEALTH CARE--GENERAL (3.3%)
    1,700   Allegiance Corp.                     79,263
    2,500   Beckman Coulter, Inc.               135,625
      300   Bristol-Meyers Squibb Co.            40,144
   12,000   Dentsply International, Inc.        309,000
    9,400   Hillenbrand Industries, Inc.        534,625
   16,800   Omnicare, Inc. (a)                  583,800
    9,900   Steris Corp.*                       281,531
   26,300   Sybron International Corp.*         715,031
   12,800   Total Renal Care Holdings,
            Inc.* (a)                           378,400
      500   Warner-Lambert Co.                   37,594
                                           ------------
                                              3,095,013
                                           ------------
            HOSPITAL SUPPLY & MANAGEMENT (3.0%)
    2,100   Concentrated Managed Care,
            Inc.* (a)                            22,444
   12,500   First Health Group Corp.*           207,031
   20,000   Foundation Health Systems,
            Inc*                                238,750
      200   Guidant Corp.                        22,050
      800   HBO & Co.                            22,950

 20              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                           GROWTH OPPORTUNITIES FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-------------------------------------------------------
   SHARES   SECURITY                              VALUE
-------------------------------------------------------
            HOSPITAL SUPPLY & MANAGEMENT (CONTINUED)
      600   HCR Manor Care, Inc.*          $     17,625
   35,550   Health Management Associates,
            Inc. Class A*                       768,769
      200   HealthSouth Corp.*                    3,088
    6,800   Lincare Holdings, Inc.* (a)         275,825
   14,200   Oxford Health Plans, Inc.*          211,225
    4,800   PSS World Medical, Inc.*            110,400
   13,700   Quorum Health Group, Inc.*          177,244
   13,600   Stryker Corp. (a)                   748,850
                                           ------------
                                              2,826,251
                                           ------------
            HOTELS & GAMING (0.5%)
   17,200   International Game Technology       418,175
      600   Marriott International, Inc.
            Class A                              17,400
      475   Promus Hotel Corp.*                  15,378
                                           ------------
                                                450,953
                                           ------------
            HOUSEHOLD--GENERAL PRODUCTS (0.8%)
      300   Colgate-Palmolive Co.                27,863
   15,300   Dial Corp. (The) (a)                441,788
    8,450   Lancaster Colony Corp.              271,456
                                           ------------
                                                741,107
                                           ------------
            INSURANCE--LIFE (2.0%)
   41,400   AFLAC, Inc.                       1,821,600
      200   SunAmerica, Inc.                     16,225
                                           ------------
                                              1,837,825
                                           ------------
            INSURANCE--PROPERTY & CASUALTY (0.1%)
      200   American International Group,
            Inc.                                 19,325
      300   MGIC Investment Corp.                11,944
                                           ------------
                                                 31,269
                                           ------------
            LEISURE TIME INDUSTRIES (0.1%)
      500   Callaway Golf Co.                     5,125
      100   Walt Disney Co.                       3,000
                                           ------------
                                                  8,125
                                           ------------
            METAL FABRICATION (0.4%)
    8,500   Fastenal Co. (a)                    374,000
                                           ------------
            MOTOR VEHICLE PARTS (2.3%)
   21,400   Danaher Corp.                     1,162,288
    8,600   Federal-Mogul Corp.                 511,700
    3,500   Kaydon Corp.                        140,219
    4,800   SPX Corp.                           321,600
                                           ------------
                                              2,135,807
                                           ------------
            MOTOR VEHICLES (1.1%)
   21,100   Harley-Davidson, Inc.               999,613
                                           ------------

-------------------------------------------------------
   SHARES   SECURITY                              VALUE
-------------------------------------------------------
            MULTIPLE INDUSTRY (0.5%)
    4,500   Celestica, Inc.* (a)           $    111,094
   15,100   Whitman Corp.                       383,163
                                           ------------
                                                494,257
                                           ------------
            NON-RESIDENT CONSTRUCTION (0.1%)
    3,400   Newport News Shipbuilding,
            Inc.                                113,688
                                           ------------
            PETROLEUM--DOMESTIC (0.1%)
   14,400   Ocean Energy, Inc.                   90,900
                                           ------------
            PETROLEUM--SERVICES (1.1%)
      300   BJ Services Co.*                      4,688
      600   Ensco International, Inc.             6,413
   32,100   Global Marine, Inc.*                294,919
      500   Halliburton Co.                      14,813
    1,200   Nabors Industries, Inc.* (a)         16,275
      300   R & B Falcon Corp.*                   2,288
    1,582   Schlumberger Ltd.                    72,970
    6,700   Smith International, Inc.*          168,756
   16,700   Varco International, Inc.*          129,425
   13,800   Weatherford International,
            Inc.*                               267,375
                                           ------------
                                                977,922
                                           ------------
            PUBLISHING (1.2%)
      300   Gannett Co., Inc.                    19,350
      200   McGraw-Hill Cos., Inc.               20,375
    3,500   Media General, Inc. Class A         185,500
      900   Meredith Corp.                       34,088
      200   Tribune Co.                          13,200
    1,400   Washington Post Co. Class B         809,113
                                           ------------
                                              1,081,626
                                           ------------
            RAILROAD (0.9%)
       92   Canadian National Railway Co.         4,773
   17,000   Kansas City Southern
            Industries, Inc.                    836,188
                                           ------------
                                                840,961
                                           ------------
            RESTAURANTS (1.3%)
    7,300   Outback Steakhouse, Inc.*           291,088
   15,500   Starbucks Corp.*                    869,938
                                           ------------
                                              1,161,026
                                           ------------
            RETAIL--FOOD STORES (0.1%)
      500   Walgreen Co.                         29,281
      400   Safeway, Inc.                        24,375
                                           ------------
                                                 53,656
                                           ------------
            RETAIL--GENERAL MERCHANDISE (0.8%)
      300   Dayton Hudson Corp.                  16,275
    2,195   Dollar General Corp.                 51,857
   28,100   Family Dollar Stores, Inc.          618,200

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               21

                       THE ONE GROUP(R) INVESTMENT TRUST

                           GROWTH OPPORTUNITIES FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

-------------------------------------------------------
   SHARES   SECURITY                              VALUE
-------------------------------------------------------
            RETAIL--GENERAL MERCHANDISE (CONTINUED)
      400   Kohls Corp.*                   $     24,575
    1,300   TJX Cos., Inc.                       37,700
      100   Wal-Mart Stores, Inc.                 8,144
                                           ------------
                                                756,751
                                           ------------
            RETAIL--SPECIALTY (7.0%)
   11,900   Abercrombie & Fitch Co.*            841,925
   10,000   Barnes & Noble, Inc.*               425,000
   21,100   Bed, Bath and Beyond, Inc.*         720,038
   18,500   Best Buy, Inc.*                   1,135,438
   12,900   Borders Group, Inc.*                321,694
      300   CompUSA, Inc.*                        3,919
        1   Consolidated Stores Corp.*               20
   12,000   Dollar Tree Stores, Inc.*           524,250
      400   Fred Meyer, Inc.*                    24,100
      750   Gap, Inc.                            42,188
      200   Home Depot, Inc.                     12,238
   96,000   Just For Feet, Inc.*              1,668,000
    4,200   Lands End, Inc.*                    113,138
    7,900   Ross Stores, Inc.                   311,063
      100   Tandy Corp.                           4,119
   16,600   The Finish Line, Inc.* (a)          132,800
    4,600   Tiffany & Co.                       238,625
                                           ------------
                                              6,518,555
                                           ------------
            SAVINGS & LOANS (0.1%)
    4,900   TCF Financial Corp.                 118,519
                                           ------------
            SECURITIES & COMMERCIAL BROKERS (0.8%)
      100   American Express Co.                 10,225
      100   Amresco, Inc.*                          875
      100   Fannie Mae                            7,400
      900   Franklin Resources, Inc.* (a)        28,800
   20,700   Price, T Rowe Associates,
            Inc. (a)                            708,975
      150   Schwab, Charles Corp.                 8,428
                                           ------------
                                                764,703
                                           ------------
            TEXTILE (0.5%)
    7,300   Unifi, Inc.                         142,806
   10,900   Westpoint Stevens, Inc.* (a)        344,031
                                           ------------
                                                486,837
                                           ------------
            TIMESHARE & SOFTWARE (14.0%)
   74,600   America Online, Inc.*            11,936,000
      600   Broadcast.com, Inc.* (a)             45,900
    1,200   Ebay, Inc.* (a)                     289,500
   12,250   Fiserv, Inc.*                       630,109
      150   Paychex, Inc.                         7,716
    6,100   Policy Management Systems
            Corp.*                              308,050
    3,500   Unigraphics Solutions, Inc.*         50,750
                                           ------------
                                             13,268,025
                                           ------------

-------------------------------------------------------
   SHARES   SECURITY                              VALUE
-------------------------------------------------------
            TRUCKING (0.1%)
      400   CNF Transportation, Inc.       $     15,025
                                           ------------
            UTILITIES--ELECTRIC (1.3%)
    8,500   Interstate Energy Corp.             274,125
   31,600   LG & E Energy Corp.                 894,675
                                           ------------
                                              1,168,800
                                           ------------
            UTILITIES--GAS/PIPELINES (0.3%)
    5,200   K N Energy, Inc.                    189,150
      300   MCN Energy Group, Inc.                5,719
    8,000   Seagull Energy Corp.*                50,500
                                           ------------
                                                245,369
                                           ------------
            UTILITIES--TELEPHONE (2.1%)
      100   AirTouch Communications,
            Inc.*                                 7,213
      922   Alltel Corp.                         55,147
      200   Ameritech Corp.                      12,675
      200   Bell Atlantic Co.                    10,600
   21,700   Cincinnati Bell, Inc.               820,531
      191   Qwest Communications
            International, Inc.*                  9,550
   19,151   SBC Communications, Inc.          1,026,972
      100   U S West, Inc.                        6,463
                                           ------------
                                              1,949,151
                                           ------------
            TOTAL COMMON STOCK               90,392,423
                                           ------------
            (cost $66,829,488)
            MUTUAL FUNDS (2.5%)
2,296,023   The One Group Prime Money
            Market Fund                       2,296,023
                                           ------------
            (cost $2,296,023)
---------
PRINCIPAL
---------
            SHORT-TERM SECURITIES HELD AS COLLATERAL
            (9.4%)
$8,671,517  Lehman Brothers A2/P2
            Tri-Party Repurchase
            Agreement 5.50%, dated
            12/31/98, due 01/04/99,
            collateralized by RACERS
            1998-MM-12-2, 06/07/99,
            market value $9,105,568           8,671,517
                                           ------------
            (cost $8,671,517)
            TOTAL INVESTMENTS              $101,359,963
                                           ============
            (cost $77,797,028)

 22              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                           GROWTH OPPORTUNITIES FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $78,093,864

* Denotes a non-income producing security.

The abbreviations in the above statement stand for the following:

    ADR    American Depository Receipt

Portfolio holding percentages represent market value as a percentage of net assets.

(a) A portion of this security was loaned as of December 31, 1998.

See accompanying notes to financial statements.

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               23

                       THE ONE GROUP(R) INVESTMENT TRUST

                           LARGE COMPANY GROWTH FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

---------------------------------------------------------
  SHARES                SECURITY                VALUE
---------------------------------------------------------
             COMMON STOCK (95.1%)
             AIR TRANSPORT (0.1%)
     3,200   Southwest Airlines Co.          $     71,800
                                             ------------
             AIRCRAFT (0.2%)
     3,800   United Technologies Corp.            413,250
                                             ------------
             BANKS (2.9%)
    29,900   Chase Manhattan Corp.              2,035,069
     9,900   Fifth Third Bancorp.                 705,994
    26,175   MBNA Corp.                           652,739
    11,600   National City Corp.                  841,000
     8,200   State Street Corp.                   570,413
    24,966   US Bancorp Class A                   886,293
     2,100   Washington Mutual, Inc.               80,194
                                             ------------
                                                5,771,702
                                             ------------
             BEVERAGES (4.1%)
    12,900   Anheuser-Busch Cos., Inc.            846,562
    86,300   Coca Cola Co.                      5,771,312
     7,000   Coca-Cola Enterprises, Inc.          250,250
    36,000   PepsiCo, Inc.                      1,473,750
                                             ------------
                                                8,341,874
                                             ------------
             BROADCASTING (1.0%)
    13,700   Comcast Corp. Class A                804,019
    21,200   Tele-Communications, Inc.
             Class A*                           1,172,625
                                             ------------
                                                1,976,644
                                             ------------
             BUSINESS EQUIPMENT/SERVICES (0.8%)
     3,300   Omnicom Group, Inc.                  191,400
     8,300   Staples, Inc.*                       362,606
    23,900   Waste Management, Inc.             1,114,338
                                             ------------
                                                1,668,344
                                             ------------
             CHEMICALS--PETROLEUM AND INORGANIC (1.3%)
    31,100   Du Pont (E.I.) De Nemours &
             Co.                                1,650,244
    20,400   Monsanto Co.                         969,000
                                             ------------
                                                2,619,244
                                             ------------
             COMMUNICATION--EQUIPMENT (6.9%)
     5,800   Ascend Communications, Inc.*         381,350
    16,600   BMC Software, Inc.*                  739,737
    67,825   Cisco Systems, Inc.*               6,295,008
    46,650   Lucent Technologies, Inc.          5,131,500
    16,800   Northern Telecom Ltd. (a)            842,100
     7,000   Tellabs, Inc.*                       479,938
                                             ------------
                                               13,869,633
                                             ------------

---------------------------------------------------------
  SHARES                SECURITY                VALUE
---------------------------------------------------------
             COMPUTER--MAIN/MINI (3.8%)
    34,300   International Business
             Machines Corp.                  $  6,336,925
    10,900   Xerox Corp.                        1,286,200
                                             ------------
                                                7,623,125
                                             ------------
             COMPUTER--MICRO (2.7%)
    72,100   Dell Computer Corp.*               5,276,819
     4,100   Gateway 2000, Inc.*                  209,869
                                             ------------
                                                5,486,688
                                             ------------
             COMPUTER--PERIPHERAL (9.1%)
    18,950   Computer Associates
             International, Inc.                  807,744
       100   Compuware Corp.*                       7,812
    25,800   EMC Corp.*                         2,193,000
   104,100   Microsoft Corp.*                  14,437,369
    18,800   Oracle Corp.*                        810,750
    16,700   Parametric Technology Corp.*         271,375
                                             ------------
                                               18,528,050
                                             ------------
             COSMETIC AND TOILETRY (1.3%)
     6,600   Avon Products, Inc.                  292,050
    48,374   Gillette Co. (The)                 2,337,069
                                             ------------
                                                2,629,119
                                             ------------
             ELECTRICAL EQUIPMENT (7.1%)
    12,400   Emerson Electric Co.                 750,200
   116,800   General Electric Co.              11,920,900
    20,900   Tyco International Ltd.            1,576,644
                                             ------------
                                               14,247,744
                                             ------------
             ELECTRONIC COMPONENTS (3.5%)
    60,100   Intel Corp.                        7,125,606
                                             ------------
             FINANCE COMPANIES (0.1%)
     2,400   Capital One Financial Corp.          276,000
                                             ------------
             FOOD AND RELATED (3.0%)
     9,100   BestFoods                            484,575
    19,200   Campbell Soup Co.                  1,056,000
    11,000   ConAgra, Inc.                        346,500
    11,600   Heinz (H.J.) Co.                     656,850
     9,200   Kellogg Co. (a)                      313,950
     7,400   Ralston-Ralston Purina Group         239,575
    31,600   Sara Lee Corp.                       890,725
    24,100   Unilever N.V.                      1,998,794
        90   Vlasic Foods International,
             Inc.*                                  2,143
                                             ------------
                                                5,989,112
                                             ------------
             FOREST AND PAPER PRODUCTS (0.4%)
    16,200   Kimberly Clark Corp.                 882,900
                                             ------------

 24              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                           LARGE COMPANY GROWTH FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
  SHARES                SECURITY                VALUE
---------------------------------------------------------
             HEALTHCARE--DRUGS (11.0%)
    42,400   Abbott Laboratories             $  2,077,600
     5,800   Amgen, Inc.*                         606,462
     9,300   Cardinal Health, Inc. (a)            705,637
    34,600   Eli Lilly & Co.                    3,075,075
    41,200   Merck & Co., Inc.*                 6,084,725
    47,400   Pfizer, Inc.                       5,945,737
    67,800   Schering-Plough Corp.              3,745,950
                                             ------------
                                               22,241,186
                                             ------------
             HEALTHCARE--GENERAL (7.8%)
    44,900   American Home Products Corp.       2,528,431
     7,500   Baxter International, Inc.           482,344
    14,000   Boston Scientific, Inc.* (a)         375,375
    42,000   Bristol-Meyers Squibb Co.          5,620,125
    43,200   Johnson & Johnson                  3,623,400
    42,000   Warner-Lambert Co.                 3,157,875
                                             ------------
                                               15,787,550
                                             ------------
             HOSPITAL SUPPLY AND MANAGEMENT (1.6%)
     4,100   Guidant Corp.                        452,025
    13,700   HBO & Co.                            393,019
     4,100   IMS Health, Inc.                     309,294
    27,000   Medtronic, Inc.                    2,004,750
                                             ------------
                                                3,159,088
                                             ------------
             HOTELS AND GAMING (0.1%)
     7,100   Hilton Hotels Corp. (a)              135,787
                                             ------------
             HOUSEHOLD--GENERAL PRODUCTS (2.9%)
    11,600   Colgate-Palmolive Co.              1,077,350
     5,900   Newell Co. (a)                       243,375
    50,500   Procter & Gamble Co.               4,611,281
                                             ------------
                                                5,932,006
                                             ------------
             INSURANCE--PROPERTY CASUALTY (1.7%)
    34,762   American International Group,
             Inc.                               3,358,878
                                             ------------
             LEISURE TIME INDUSTRY (0.1%)
     6,300   Mattel, Inc.                         143,719
                                             ------------
             MULTIPLE INDUSTRY (0.4%)
     9,900   Minnesota Mining &
             Manufacturing Co.                    704,137
                                             ------------
             PETROLEUM--SERVICES (0.5%)
     5,400   Halliburton Co.                      159,975
    19,100   Schlumberger Ltd.                    880,988
                                             ------------
                                                1,040,963
                                             ------------
             PUBLISHING (0.3%)
     9,500   Gannett Co., Inc.                    612,750
                                             ------------

---------------------------------------------------------
  SHARES                SECURITY                VALUE
---------------------------------------------------------
             RETAIL--FOOD STORES (0.8%)
    10,800   Kroger Co.*                     $    653,400
    17,900   Walgreen Co.                       1,048,269
                                             ------------
                                                1,701,669
                                             ------------
             RETAIL--GENERAL (4.4%)
     1,600   Costco Cos., Inc.*                   115,500
    11,600   Dayton Hudson Corp.                  629,300
     2,900   Family Dollar Stores, Inc.            63,800
     8,300   Kohls Corp.*                         509,931
    13,400   TJX Cos., Inc.                       388,600
    87,800   Wal-Mart Stores, Inc.              7,150,213
                                             ------------
                                                8,857,344
                                             ------------
             RETAIL--SPECIALITY (3.0%)
    13,300   CVS Corp.                            731,500
    15,750   GAP, Inc.                            885,937
    52,800   Home Depot, Inc.                   3,230,700
    77,000   Just For Feet, Inc.*               1,337,875
                                             ------------
                                                6,186,012
                                             ------------
             SECURITY AND COMMISSION BROKER (2.1%)
    14,600   American Express Co.               1,492,850
       400   Fannie Mae                            29,600
     9,600   Franklin Resources, Inc. (a)         307,200
    33,200   Freddie Mac                        2,139,325
        50   Marsh & McLennan Cos., Inc.            2,922
       100   Morgan Stanley Dean Witter &
             Co.                                    7,100
     1,600   Price, T Rowe Associates, Inc.
             (a)                                   54,800
     5,175   Schwab, Charles Corp.                290,770
                                             ------------
                                                4,324,567
                                             ------------
             TIMESHARE AND SOFTWARE (1.5%)
     7,800   America Online, Inc.* (a)          1,248,000
    10,800   Automatic Data Processing,
             Inc.                                 866,025
     4,500   Computer Science Corp.               289,969
    10,800   Entrust Technologies* (a)            257,850
     8,300   Paychex, Inc.                        426,931
                                             ------------
                                                3,088,775
                                             ------------
             TOBACCO (2.1%)
    77,100   Philip Morris Cos., Inc.           4,124,850
     4,200   UST, Inc.                            146,475
                                             ------------
                                                4,271,325
                                             ------------
             UTILITY--TELEPHONE (6.5%)
    17,400   AirTouch Communications, Inc.*     1,254,975
    37,400   Ameritech Corp.                    2,370,225
    51,800   Bell Atlantic Co.                  2,745,400
    33,300   GTE Corp.                          2,164,500

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               25

                       THE ONE GROUP(R) INVESTMENT TRUST

                           LARGE COMPANY GROWTH FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
  SHARES                SECURITY                VALUE
---------------------------------------------------------
             UTILITY--TELEPHONE (CONTINUED)
    11,700   MCI WorldCom, Inc.              $    839,475
    69,100   SBC Communications, Inc.*          3,705,488
                                             ------------
                                               13,080,063
                                             ------------
             TOTAL COMMON STOCK               192,146,654
                                             ------------
             (cost $136,163,248)
             MUTUAL FUNDS (4.4%)
 8,835,574   The One Group Prime Money
             Market Fund (cost $8,835,574)      8,835,574
                                             ------------

---------------------------------------------------------
PRINCIPAL    SECURITY                           VALUE
---------------------------------------------------------
             REPURCHASE AGREEMENT (.5%)
$1,000,000   Prudential Securities, Inc.
             dated 12/31/98, due 01/04/99
             Collateralized by $931,000
             U.S. Treasury Note, 7.50%, due
             05/15/02, market value
             $1,020,148.00                   $  1,000,000
                                             ------------
             (cost $1,000,000)
             SHORT-TERM SECURITIES HELD AS COLLATERAL
             (1.6%)
 3,330,837   Lehman Brothers A2/P2
             Tri-Party Repurchase Agreement
             5.50%, dated 12/31/98, due
             01/04/99, collateralized by
             RACERS 1998-MM-12-2, 06/07/99,
             market value $3,497,562            3,330,837
                                             ------------
             (cost $3,330,837)
             TOTAL INVESTMENTS               $205,313,065
                                             ============
             (cost $149,329,659)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $149,403,223

 *  Denotes a non-income producing security.

Portfolio holding percentages represent market value as a percentage of net assets.

(a) A portion of this security was loaned as of December 31, 1998.

See accompanying notes to financial statements.

 26              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                               EQUITY INDEX FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             COMMON STOCK (94.4%)
             AIR TRANSPORT (0.4%)
       300   AMR Corp.*                       $    17,812
       200   Delta Air Lines, Inc. (a)             10,400
       200   FDX Corp.*                            17,800
       450   Southwest Airlines Co.                10,097
       100   U.S. Airways Group, Inc.*              5,200
                                              -----------
                                                   61,309
                                              -----------

             AIRCRAFT (0.8%)
     1,400   Boeing Co., The                       45,675
       300   Lockheed Martin Corp.                 25,425
       100   Northrop Grumman Corp.                 7,312
       300   United Technologies Corp.             32,625
                                              -----------
                                                  111,037
                                              -----------

             ALUMINUM (0.3%)
       300   Alcan Aluminium Ltd.                   8,119
       300   Aluminum Co. of America               22,369
       100   Reynolds Metals Co.                    5,269
                                              -----------
                                                   35,757
                                              -----------
             APPAREL (0.2%)
       100   Fruit of the Loom, Inc.*               1,381
       100   Liz Claiborne, Inc.                    3,156
       400   Nike, Inc. Class B                    16,225
       100   Reebok International Ltd.*             1,487
       100   Russell Corp.                          2,031
       200   V.F. Corp.                             9,375
                                              -----------
                                                   33,655
                                              -----------

             BANKS (8.1%)
     1,000   Bank of New York Co., Inc.            40,250
     1,586   Bank One Corp.                        80,985
     2,392   BankAmerica Corp.                    143,819
       400   BankBoston Corp.                      15,575
       100   Bankers Trust Corp.                    8,544
       400   BB&T Corp.                            16,125
     1,200   Chase Manhattan Corp.                 81,675
     3,150   Citigroup, Inc.                      155,925
       200   Comerica, Inc.                        13,637
       400   Fifth Third Bancorp                   28,525
       100   Firstar Corp.                          9,325
     1,400   First Union Corp.                     85,137
       800   Fleet Financial Group, Inc.           35,750
       310   Huntington Bancshares, Inc.            9,319
       600   KeyCorp                               19,200
     1,050   MBNA Corp.                            26,184
       400   Mellon Bank Corp.                     27,500
       200   Mercantile Bancorp, Inc.               9,225
       200   Morgan, J P & Co., Inc.               21,012
       500   National City Corp.                   36,250
       200   Northern Trust Corp.                  17,462
       400   PNC Bank Corp.                        21,650
       300   Regions Financial Corp.               12,094

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             BANKS (CONTINUED)
       100   Republic New York Corp.          $     4,556
       200   State Street Corp.                    13,912
       200   Summit Bancorp.                        8,737
       300   Suntrust Banks, Inc.                  22,950
       350   Synovus Financial Corp.                8,531
       200   Union Planters Corp.                   9,062
     1,000   US Bancorp Class A                    35,500
       300   Wachovia Corp.                        26,231
       818   Washington Mutual, Inc.               31,237
     2,200   Wells Fargo Co.                       87,862
                                              -----------
                                                1,163,746
                                              -----------

             BEVERAGES (2.8%)
       100   Adolph Coors Co.                       5,644
       700   Anheuser-Busch Cos., Inc.             45,937
       100   Brown-Forman Corp. Class B             7,569
     3,400   Coca Cola Co.                        227,375
       500   Coca-Cola Enterprises, Inc.           17,875
     2,000   PepsiCo, Inc.                         81,875
       500   Seagram Co. Ltd.                      19,000
                                              -----------
                                                  405,275
                                              -----------

             BROADCASTING (2.1%)
     1,000   CBS Corp.                             32,750
       400   Clear Channel Communications,
             Inc.*                                 21,800
       500   Comcast Corp. Class A                 29,344
       100   King World Productions, Inc.*          2,944
       800   MediaOne Group, Inc.* (a)             37,600
       700   Tele-Communications, Inc. Class
             A*                                    38,719
     1,700   Time Warner, Inc.                    105,506
       500   Viacom, Inc. Class B*                 37,000
                                              -----------
                                                  305,663
                                              -----------

             BUSINESS EQUIPMENT & SERVICES (1.5%)
       200   Browning Ferris Industries             5,687
       100   Ceridian Corp.*                        6,981
       100   Deluxe Corp.*                          3,656
       200   Dun & Bradstreet Corp.                 6,312
       200   Ecolab, Inc.                           7,237
       700   Electronic Data Systems Corp.         35,175
       600   First Data Corp.                      19,012
       100   H&R Block, Inc.                        4,500
       100   IKON Office Solutions, Inc.              856
       200   Interpublic Group of Cos., Inc.       15,950
       500   Laidlaw, Inc.                          5,031
       200   Omnicom Group                         11,600
       400   Pitney Bowes, Inc.                    26,425
       200   R. R. Donnelley & Sons Co.             8,762
       100   Ryder System, Inc.                     2,600
       400   Service Corp. International           15,225
       800   Waste Management, Inc.                37,300
                                              -----------
                                                  212,309
                                              -----------

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               27

                       THE ONE GROUP(R) INVESTMENT TRUST

                               EQUITY INDEX FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             CAPITAL EQUIPMENT (0.7%)
       100   Aeroquip-Vickers, Inc.           $     2,994
       500   Caterpillar, Inc.                     23,000
       100   Cummins Engine Co., Inc.               3,550
       100   Fluor Corp.                            4,256
       100   Foster Wheeler Corp.                   1,319
       100   Harnischfeger Industries, Inc.         1,019
       300   Illinois Tool Works, Inc.             17,400
       200   Ingersoll-Rand Co.                     9,387
       100   McDermott International, Inc.          2,469
       100   Milacron, Inc.                         1,925
       100   NACCO Industries, Inc.                 9,200
       100   PACCAR, Inc.                           4,112
       200   Parker-Hannifin Corp.                  6,550
       100   Snap-on, Inc.                          3,481
       200   Thermo Electron Corp.*                 3,387
       100   Timken Co. (The)                       1,888
                                              -----------
                                                   95,937
                                              -----------

             CHEMICALS--SPECIALTY (0.4%)
       300   Air Products & Chemicals, Inc.        12,000
       200   Avery Dennison Corp.                   9,012
       100   Eastman Chemical Co.                   4,475
       200   Engelhard Corp.                        3,900
       100   Great Lakes Chemical Corp.             4,000
       200   Morton International, Inc.             4,900
       100   Nalco Chemical Co.                     3,100
       200   Pall Corp.                             5,062
       200   Praxair, Inc.                          7,050
       100   Sigma-Aldrich Corp.                    2,937
                                              -----------
                                                   56,436
                                              -----------

             CHEMICALS--PETROLEUM & INORGANIC (1.2%)
       300   Dow Chemical Co.                      27,281
     1,600   Du Pont (E.I.) De Nemours & Co.       84,900
       100   Goodrich (B.F.) Co.                    3,587
       100   Hercules, Inc.                         2,737
       900   Monsanto Co.                          42,750
       300   Rohm & Haas Co.                        9,037
       200   Union Carbide Corp.                    8,500
       100   W.R. Grace & Co.*                      1,569
                                              -----------
                                                  180,361
                                              -----------

             COMMUNICATION EQUIPMENT (3.8%)
       500   3Com Corp.*                           22,406
       100   Andrew Corp.*                          1,650
       300   Ascend Communications, Inc.*          19,725
       300   BMC Software, Inc.*                   13,369
       200   Cabletron System, Inc.*                1,675
     2,200   Cisco Systems, Inc.*                 204,187
       200   General Instrument Corp.*              6,787
       100   Harris Corp.                           3,662
     1,800   Lucent Technologies, Inc.            198,000
       860   Northern Telecom Ltd.                 43,107

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             COMMUNICATION EQUIPMENT (CONTINUED)
       500   Novell, Inc.*                    $     9,062
       100   Scientific-Atlanta, Inc.               2,281
       300   Tellabs, Inc.*                        20,569
                                              -----------
                                                  546,480
                                              -----------

             COMPUTERS--MAIN/MINI (2.9%)
       200   Data General Corp.*                    3,287
     1,400   Hewlett-Packard Co.                   95,637
     1,300   International Business Machines
             Corp.                                240,175
       200   Silicon Graphics, Inc.                 2,575
       400   Unisys Corp.*                         13,775
       500   Xerox Corp.                           59,000
                                              -----------
                                                  414,449
                                              -----------

             COMPUTERS--MICRO (2.0%)
       200   Apple Computer, Inc.* (a)              8,187
     2,394   Compaq Computer Corp.                100,398
     1,800   Dell Computer Corp.*                 131,737
       200   Gateway 2000, Inc.*                   10,237
       500   Sun Microsystems, Inc.*               42,812
                                              -----------
                                                  293,371
                                              -----------

             COMPUTERS--PERIPHERAL (4.5%)
       100   Adobe Systems, Inc.                    4,675
       100   Autodesk, Inc.                         4,269
       700   Computer Associates
             International, Inc.                   29,837
       100   Compuware Corp.*                       7,813
       700   EMC Corp.*                            59,500
     3,400   Microsoft Corp.*                     471,537
     1,300   Oracle Corp.*                         56,062
       400   Parametric Technology Corp.*           6,500
       300   PeopleSoft, Inc.*                      5,681
       300   Seagate Technology, Inc.*              9,075
                                              -----------
                                                  654,949
                                              -----------

             CONSTRUCTION MATERIALS (0.2%)
       100   Black & Decker Corp.                   5,606
       150   Crane Co.                              4,528
       100   Owens Corning                          3,544
       200   PPG Industries, Inc.                  11,650
       200   Sherwin-Williams Co.                   5,875
       100   Stanley Works (The)                    2,775
                                              -----------
                                                   33,978
                                              -----------

             CONTAINERS (0.1%)
       100   Ball Corp.                             4,575
       100   Bemis, Inc.                            3,794
       200   Crown Cork & Seal Co., Inc.            6,162
                                              -----------
                                                   14,531
                                              -----------

 28              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                               EQUITY INDEX FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             COSMETIC/TOILETRY (0.7%)
       400   Avon Products, Inc.              $    17,700
     1,500   Gillette Company (The)                72,469
       100   International Flavor and Fra-
             grances, Inc.                          4,419
                                              -----------
                                                   94,588
                                              -----------

             DEFENSE (0.4%)
       100   EG&G, Inc.                             2,781
       200   General Dynamics Corp.                11,725
       500   Raytheon Co.                          26,625
       300   Rockwell International Corp.          14,569
                                              -----------
                                                   55,700
                                              -----------

             ELECTRICAL EQUIPMENT (4.2%)
       300   Dover Corp.                           10,987
       600   Emerson Electric Co.                  36,300
     4,500   General Electric Co.                 459,281
       200   Grainger (W.W.), Inc.                  8,325
       876   Tyco International Ltd.               66,083
       100   Cooper Industries, Inc.                4,769
       200   Honeywell, Inc.                       15,062
       100   Johnson Controls, Inc.                 5,900
                                              -----------
                                                  606,707
                                              -----------

             ELECTRONIC COMPONENTS (2.9%)
       300   AMP, Inc.                             15,619
       200   Advanced Micro Devices, Inc.*          5,787
     2,300   Intel Corp.                          272,694
       200   LSI Logic Corp.*                       3,225
       300   Micron Technology, Inc.*              15,169
       800   Motorola, Inc.                        48,850
       200   National Semiconductor Corp.*          2,700
       100   Raychem Corp.                          3,231
       500   Texas Instruments, Inc.               42,781
       100   Thomas & Betts Corp.                   4,331
                                              -----------
                                                  414,387
                                              -----------
             ELECTRONIC INSTRUMENTS (0.3%)
       500   Applied Materials, Inc.*              21,344
       100   KLA-Tencor Corp.*                      4,337
       100   Perkin-Elmer Corp. (The)               9,756
       100   Tektronix, Inc.                        3,006
                                              -----------
                                                   38,443
                                              -----------
             FARM MACHINERY (0.1%)
       100   Case Corp.                             2,181
       300   Deere & Co.                            9,937
       100   Navistar International Corp.*          2,850
                                              -----------
                                                   14,968
                                              -----------
             FINANCE COMPANIES (0.6%)
     1,000   Associates First Capital Corp.        42,375
       100   Capital One Financial Corp.           11,500

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             FINANCE COMPANIES (CONTINUED)
       200   Countrywide Credit Industries,
             Inc.                             $    10,037
       706   Household International, Inc.         27,975
                                              -----------
                                                   91,887
                                              -----------

             FOOD & RELATED (2.4%)
       815   Archer-Daniels Midland Co.            14,008
       400   BestFoods                             21,300
       600   Campbell Soup Co.                     33,000
       700   ConAgra, Inc.                         22,050
       200   General Mills, Inc.                   15,550
       500   Heinz (H.J.) Co.                      28,312
       200   Hershey Foods Corp.                   12,437
       600   Kellogg Co.                           20,475
       300   Pioneer Hi-Bred International,
             Inc.                                   8,100
       200   Quaker Oats Co.                       11,900
       400   Ralston Purina Group                  12,950
     1,300   Sara Lee Corp.                        36,644
       200   Supervalu, Inc.                        5,600
       500   Sysco Corp.                           13,719
       900   Unilever NV N.Y. Shares               74,644
       200   Wrigley (Wm.) Jr. Co.                 17,912
                                              -----------
                                                  348,601
                                              -----------

             FOREST/PAPER PRODUCTS (0.8%)
       100   Boise Cascade Corp.                    3,100
       100   Champion International Corp.           4,050
       100   Georgia Pacific Corp.                  5,856
       400   International Paper Co.               17,925
       700   Kimberly Clark Corp.                  38,150
       100   Louisiana-Pacific Corp.                1,831
       100   Mead Corp.                             2,931
       200   Owens-Illinois, Inc.*                  6,125
       100   Sealed Air Corp.*                      5,106
       100   Temple-Inland, Inc.                    5,931
       100   Union Camp Corp.                       6,750
       100   Westvaco Corp.                         2,681
       300   Weyerhauser Co.                       15,244
       200   Willamette Industries, Inc.            6,700
                                              -----------
                                                  122,380
                                              -----------

             FURNITURE (0.1%)
       100   Armstrong World Industries,
             Inc.                                   6,031
       500   Masco Corp.                           14,375
                                              -----------
                                                   20,406
                                              -----------

             GOLD/PRECIOUS METALS (0.1%)
       500   Barrick Gold Corp.                     9,750
       400   Battle Mountain Gold Co.               1,650
       300   Homestake Mining Co.                   2,756
       300   Placer Dome, Inc.                      3,450
                                              -----------
                                                   17,606
                                              -----------

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               29

                       THE ONE GROUP(R) INVESTMENT TRUST

                               EQUITY INDEX FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             HEALTH CARE--DRUGS (6.4%)
     2,100   Abbott Laboratories              $   102,900
       100   Allergan, Inc.                         6,475
       100   Alza Corp.* (a)                        5,225
       400   Amgen, Inc.*                          41,825
       250   Cardinal Health, Inc. (a)             18,969
     1,500   Eli Lilly & Co.                      133,312
     1,600   Merck & Co., Inc.*                   236,300
       100   Millipore Corp.                        2,844
     1,800   Pfizer, Inc.                         225,787
       700   Pharmacia Upjohn, Inc.                39,637
     2,000   Schering-Plough Corp.                110,500
                                              -----------
                                                  923,774
                                              -----------

             HEALTH CARE--GENERAL (4.2%)
     1,800   American Home Products Corp.         101,362
       100   Bausch & Lomb, Inc.                    6,000
       400   Baxter International, Inc.            25,725
       300   Becton, Dickinson and Co.             12,806
       200   Biomet, Inc.                           8,050
       500   Boston Scientific, Inc.* (a)          13,406
     1,400   Bristol-Meyers Squibb Co.            187,337
     1,900   Johnson & Johnson                    159,362
       100   Mallinckrodt, Inc.                     3,081
       100   St. Jude Medical, Inc.*                2,769
     1,100   Warner-Lambert Co.                    82,706
                                              -----------
                                                  602,604
                                              -----------

             HOME BUILDING, MOBILE HOMES (0.2%)
       100   Centex Corp.                           4,506
       100   Fleetwood Enterprises, Inc.            3,475
       100   Kaufman & Broad Home Corp.             2,875
       200   Loews Corp.                           19,650
       100   Pulte Corp.                            2,781
                                              -----------
                                                   33,287
                                              -----------
             HOSPITAL SUPPLY & MANAGEMENT (1.3%)
       200   Aetna, Inc.                           15,725
       100   Bard (C.R.), Inc.                      4,950
       900   Columbia/HCA Healthcare Corp.         22,275
       200   Guidant Corp.                         22,050
       600   HBO & Co.                             17,212
       200   HCR Manor Care, Inc.*                  5,875
       600   HealthSouth Corp.*                     9,262
       200   Humana, Inc.*                          3,562
       200   IMS Health, Inc.                      15,087
       700   Medtronic, Inc.                       51,975
       400   Tenet Healthcare Corp.*               10,500
       300   United HeathCare Corp.                12,919
                                              -----------
                                                  191,392
                                              -----------
             HOTELS & GAMING (0.1%)
       100   Harrah's Entertainment*                1,569
       400   Hilton Hotels Corp.                    7,650

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             HOTELS & GAMING (CONTINUED)
       300   Marriott International, Inc.
             Class A                          $     8,700
       200   Mirage Resorts, Inc.*                  2,987
                                              -----------
                                                   20,906
                                              -----------

             HOUSEHOLD--GENERAL PRODUCTS (1.8%)
       100   American Greetings Corp. Class
             A                                      4,106
       100   Clorox Co.                            11,681
       400   Colgate-Palmolive Co.                 37,150
       300   Fort James Corp.                      12,000
       200   Fortune Brands, Inc.                   6,325
       100   Jostens, Inc.                          2,619
       200   Newell Co.                             8,250
     1,800   Procter & Gamble Co.                 164,362
       200   Rubbermaid, Inc.                       6,288
       100   Tupperware Corp.                       1,644
                                              -----------
                                                  254,425
                                              -----------

             HOUSEHOLD--MAJOR APPLIANCES (0.1%)
       100   Briggs & Stratton Corp.                4,988
       100   Maytag Corp.                           6,225
       100   Whirlpool Corp.                        5,538
                                              -----------
                                                   16,751
                                              -----------

             INSURANCE--LIFE (0.9%)
       300   American General Corp.                23,400
       200   AON Corp.                             11,075
       391   Conseco, Inc.                         11,950
       100   Jefferson-Pilot Corp.                  7,500
       200   Provident Cos., Inc.                   8,300
       150   Providian Corp.                       11,250
       300   SunAmerica, Inc.                      24,338
       200   Torchmark Corp.                        7,063
       100   Transamerica Corp.                    11,550
       200   UNUM Corp.                            11,675
                                              -----------
                                                  128,101
                                              -----------

             INSURANCE--PROPERTY/CASUALTY (2.0%)
     1,100   Allstate Corp.                        42,488
     1,400   American International Group,
             Inc.                                 135,275
       200   Chubb Corp.                           12,975
       300   CIGNA Corp.                           23,194
       200   Cincinnati Financial Corp.             7,325
       300   Hartford Financial Services
             Group, Inc.                           16,463
       100   Lincoln National Corp.                 8,181
       100   MBIA, Inc.                             6,556
       200   MGIC Investment Corp.                  7,963
       100   Progressive Corp. OH                  16,938
       200   SAFECO Corp.                           8,588
       300   St. Paul Cos., Inc. (a)               10,425
                                              -----------
                                                  296,371
                                              -----------

 30              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                               EQUITY INDEX FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             LEISURE TIME INDUSTRY (1.1%)
       800   Carnival Corp. Class A           $    38,400
     1,200   Cendant Corp.*                        22,875
       200   Hasbro, Inc.                           7,225
       100   Brunswick Corp.                        2,475
     2,800   Walt Disney Co.                       84,000
       400   Mattel, Inc.                           9,125
                                              -----------
                                                  164,100
                                              -----------

             MINING (0.1%)
       100   Asarco, Inc.                           1,506
       100   Cyprus Amax Minerals Co.               1,000
       100   Freeport-McMoRan Copper & Gold,
             Inc.                                   1,044
       100   Inco Ltd.                              1,056
       200   Newmont Mining Corp.                   3,613
       100   Phelps Dodge Corp.                     5,088
                                              -----------
                                                   13,307
                                              -----------

             MOTOR VEHICLE PARTS (0.2%)
       200   Autozone, Inc.*                        6,588
       192   Dana Corp.                             7,848
       100   Eaton Corp.                            7,069
       200   Genuine Parts Co.                      6,688
       100   ITT Industries, Inc.                   3,975
                                              -----------
                                                   32,168
                                              -----------
             MOTOR VEHICLES (1.1%)
     1,700   Ford Motor Co.                        99,769
       900   General Motors Corp.                  64,406
                                              -----------
                                                  164,175
                                              -----------

             MULTIPLE INDUSTRY (1.2%)
       800   Allied-Signal, Inc.                   35,450
       .35   Berkshire Hathaway, Inc. Class
             A*                                    24,500
       300   Corning, Inc.                         13,500
       200   Danaher Corp.                         10,863
       100   FMC Corp.*                             5,600
       100   Harcourt General, Inc.                 5,319
       600   Minnesota Mining &
             Manufacturing Co.                     42,675
       100   National Service Industries,
             Inc.                                   3,800
       200   Textron, Inc.                         15,188
       200   TRW, Inc.                             11,238
                                              -----------
                                                  168,133
                                              -----------
             PETROLEUM--DOMESTIC (0.8%)
       200   Anadarko Petroleum Corp.               6,175
       100   Apache Corp.                           2,531
       100   Ashland, Inc.                          4,838
       400   Atlantic Richfield Co.                26,100
       200   Burlington Resources, Inc.             7,163
       100   Kerr Mcgee Corp. (a)                   3,825
       500   Occidental Petroleum Corp.             8,438
       100   ORYX Energy Co.*                       1,344

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             PETROLEUM--DOMESTIC (CONTINUED)
       400   Phillips Petroleum Co.           $    17,050
       100   Sunoco, Inc.                           3,606
       200   Tenneco, Inc.                          6,813
       300   Union Pacific Resources Group,
             Inc.                                   2,719
       300   Unocal Corp.                           8,756
       400   USX - Marathon Group                  12,050
                                              -----------
                                                  111,408
                                              -----------

             PETROLEUM--INTERNATIONAL (4.2%)
     3,000   Royal Dutch Petroleum Co.            143,625
       900   Chevron Corp.                         74,644
     3,400   Exxon Corp.                          248,625
     1,100   Mobil Corp.                           95,838
       700   Texaco, Inc.                          37,013
       100   Amerada Hess Corp.                     4,975
                                              -----------
                                                  604,720
                                              -----------

             PETROLEUM SERVICES (0.4%)
       370   Baker Hughes, Inc.                     6,544
       600   Halliburton Co.                       17,775
       800   Schlumberger Ltd.                     36,900
                                              -----------
                                                   61,219
                                              -----------

             PHOTO EQUIPMENT (0.2%)
       400   Eastman Kodak Co.                     28,800
       100   Polaroid Corp.                         1,869
                                              -----------
                                                   30,669
                                              -----------

             PUBLISHING (0.5%)
       100   Dow Jones & Co., Inc.                  4,813
       400   Gannett Co., Inc.                     25,800
       100   Knight-Ridder, Inc.                    5,113
       100   McGraw-Hill Cos., Inc.                10,188
       100   Meredith Corp.                         3,788
       300   New York Times Co. Class A            10,406
       100   Times Mirror Co. (The) (a)             5,600
       200   Tribune Co.                           13,200
                                              -----------
                                                   78,908
                                              -----------

             RAILROAD (0.4%)
       600   Burlington Northern Santa Fe
             Corp.                                 20,250
       300   CSX Corp.                             12,450
       500   Norfolk Southern Corp.                15,844
       300   Union Pacific Corp.                   13,519
                                              -----------
                                                   62,063
                                              -----------

             RESTAURANTS (0.6%)
       200   Darden Restaurants, Inc. (a)           3,600
       900   McDonald's Corp.                      68,963
       200   Tricon Global Restaurants,
             Inc.*                                 10,025
       200   Wendy's International, Inc.            4,363
                                              -----------
                                                   86,951
                                              -----------

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               31

                       THE ONE GROUP(R) INVESTMENT TRUST

                               EQUITY INDEX FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             RETAIL--FOOD STORES (1.2%)
       300   Albertson's, Inc. (a)            $    19,106
       400   American Stores Co.                   14,775
       400   Kroger Co.*                           24,200
       100   Longs Drug Stores Corp.                3,750
       400   Rite Aid Corp.                        19,825
       700   Safeway, Inc.*                        42,656
       100   The Great Atlantic & Pacific
             Tea Co., Inc.                          2,963
       700   Walgreen Co.                          40,994
       200   Winn-Dixie Stores, Inc.                8,975
                                              -----------
                                                  177,244
                                              -----------

             RETAIL--GENERAL MERCHANDISE (3.0%)
       300   Costco Cos., Inc.*                    21,656
       600   Dayton Hudson Corp.                   32,550
       100   Dillard's, Inc.                        2,838
       225   Dollar General Corp.                   5,316
       300   Federated Department Stores,
             Inc.*                                 13,069
       400   J. C. Penney Company, Inc.            18,750
       700   Kmart Corp.*                          10,719
       200   Kohls Corp.*                          12,288
       300   May Department Stores Co.             18,113
       200   Nordstrom, Inc.                        6,938
       500   Sears, Roebuck & Co.*                 21,250
       400   TJX Cos., Inc.                        11,600
     3,100   Wal-Mart Stores, Inc.                252,456
                                              -----------
                                                  427,543
                                              -----------
             RETAIL--SPECIALTY (2.0%)
       100   Circuit City Stores - Circuit
             City Group                             4,994
       100   Consolidated Stores Corp.*             2,019
       500   CVS Corp.                             27,500
       200   Fred Meyer, Inc.*                     12,050
       800   Gap, Inc.                             45,000
     2,200   Home Depot, Inc.                     134,613
       500   Lowe's Cos.                           25,594
       400   Staples, Inc.*                        17,475
       100   Tandy Corp.                            4,119
       300   The Limited, Inc.                      8,738
       200   The Pep Boys - Manny, Moe &
             Jack                                   3,138
       300   Toys 'R' Us, Inc.*                     5,063
                                              -----------
                                                  290,303
                                              -----------

             SAVINGS & LOANS (0.1%)
       100   Golden West Financial Corp.            9,169
                                              -----------

             SECURITY & COMMERCIAL BROKERS (2.8%)
       600   American Express Co.                  61,350
       200   Bear Stearns Cos., Inc. (a)            7,475
     1,400   Fannie Mae                           103,600
       300   Franklin Resources, Inc. (a)           9,600
       900   Freddie Mac                           57,994
       200   Lehman Brothers Holdings, Inc.         8,813

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             SECURITY & COMMERCIAL BROKERS (CONTINUED)
       350   Marsh & McLennan Cos., Inc.      $    20,453
       500   Merrill Lynch & Co., Inc.             33,375
       800   Morgan Stanley Dean Witter &
             Co.*                                  56,800
       550   Schwab, Charles Corp.                 30,903
       200   Student Loan Market Association        9,600
                                              -----------
                                                  399,963
                                              -----------

             STEEL (0.1%)
       200   Allegheny Teledyne, Inc.               4,088
       100   Bethlehem Steel Corp.                    838
       100   Nucor Corp.                            4,325
       100   USX-U.S. Steel Group, Inc.             2,300
       100   Worthington Industries, Inc.           1,250
                                              -----------
                                                   12,801
                                              -----------

             TEXTILE (0.1%)
       100   Springs Industries, Inc. Class
             A                                      4,144
                                              -----------

             TIMESHARE & SOFTWARE (0.4%)
       400   Automatic Data Processing, Inc.       32,075
       200   Computer Science Corp.                12,888
       200   Equifax, Inc.                          6,838
       200   Paychex, Inc.                         10,288
                                              -----------
                                                   62,089
                                              -----------

             TIRES/RUBBER PRODUCTS (0.1%)
       100   Cooper Tire and Rubber Co.             2,044
       200   Goodyear Tire & Rubber Co.            10,088
                                              -----------
                                                   12,132
                                              -----------

             TOBACCO (1.4%)
       400   RJR Nabisco Holding Corp.             11,875
     3,400   Philip Morris Cos., Inc.             181,900
       300   UST, Inc.                             10,463
                                              -----------
                                                  204,238
                                              -----------

             UTILITIES--ELECTRIC (2.2%)
       200   AES Corp.*                             9,475
       200   Ameren Corp.                           8,538
       300   American Electric Power
             Company, Inc.                         14,119
       200   Carolina Power & Light Co.             9,413
       200   DTE Energy Corp.                       8,575
       300   Dominion Resources, Inc.              14,025
       300   PECO Energy Co.                       12,488
       500   PG&E Corp.                            15,750
       400   PacificCorp                            8,425
       200   Baltimore Gas and Electric Co.         6,175
       300   Central & Southwest Corp.              8,231
       200   Cinergy Corp.                          6,875
       300   Consolidated Edison, Inc.             15,863
       500   Duke Power Co.                        32,031
       500   Edison International                  13,938
       300   Entergy Corp.                          9,338

 32              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                               EQUITY INDEX FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998 (CONTINUED)

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             UTILITIES--ELECTRIC (CONTINUED)
       200   FPL Group, Inc.                  $    12,325
       200   GPU, Inc.                              8,838
       400   Houston Industries, Inc.              12,850
       200   New Century Energies, Inc.             9,750
       200   Niagara Mohawk Power Corp.*            3,225
       200   Northern States Power Co.              5,550
       200   PP&L Resources, Inc.                   5,575
       300   Public Service Enterprise
             Group, Inc.                           12,000
     1,000   Southern Co.                          29,063
       400   Texas Utilities Co.                   18,675
       300   Unicom Corp.                          11,569
                                              -----------
                                                  322,679
                                              -----------

             UTILITIES--GAS/PIPELINE (0.7%)
       300   Coastal Corp. (The)                   10,481
       150   Columbia Energy Group                  8,663
       100   Consolidated National Gas Co.          5,400
       100   Eastern Enterprises                    4,375
       500   Enron Corp.                           28,531
       300   FirstEnergy Corp.                      9,769
       100   NICOR, Inc.                            4,225
       100   ONEOK, Inc.                            3,613
       100   People's Energy Corp.                  3,988
       300   Sempra Energy                          7,613
       100   Sonat, Inc.                            2,706
       600   Williams Cos., (The)                  18,713
                                              -----------
                                                  108,077
                                              -----------

             UTILITIES--TELEPHONE (7.9%)
       800   AirTouch Communications, Inc.*        57,700
       400   Alltel Corp.                          23,925
     1,500   Ameritech Corp.                       95,063
     2,500   AT&T Corp.                           188,125
     2,100   Bell Atlantic Co.                    111,300
     2,600   Bellsouth Corp.                      129,675
       200   Frontier Corp.                         6,800
     1,300   GTE Corp.                             84,500
     2,570   MCI WorldCom, Inc.*                  184,403
       400   Nextel Communication*                  9,450

---------------------------------------------------------
  SHARES                SECURITY                 VALUE
---------------------------------------------------------
             UTILITIES--TELEPHONE (CONTINUED)
     2,700   SBC Communications, Inc.         $   144,788
       600   Sprint Corp.                          50,475
       550   Sprint PCS Group, Inc.*               12,719
       705   U S West Communications Group         45,561
                                              -----------
                                                1,144,484
                                              -----------
             TOTAL COMMON STOCK                13,665,214
                                              -----------
             (cost $12,307,823)

             PREFERRED STOCK (0.1%)
       100   Alberto Culver Class B                 2,669
                                              -----------
             (cost $2,959)

---------------------------------------------------------
  PRINCIPAL
---------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS (.9%)
$    15,000   U.S. Treasury Bills, 4.41%,
              02/04/99                             14,944
     70,000   U.S. Treasury Bills, 4.30%,
              02/18/99                             69,620
     35,000   U.S. Treasury Bills, 4.29%,
              02/25/99                             34,783
     15,000   U.S. Treasury Bills, 4.35%,
              03/18/99                             14,868
                                              -----------
              TOTAL U.S. GOVERNMENT
              OBLIGATIONS                         134,215
                                              -----------
              (cost $134,165)
 ----------
     SHARES
 ----------
              MUTUAL FUNDS (4.2%)
    621,987   The One Group Prime Money
              Market Fund                         621,987
                                              -----------
              (cost $621,987)
 ----------
  PRINCIPAL
 ----------
              SHORT-TERM SECURITIES HELD AS
              COLLATERAL (1.0%)
$   138,974   Lehman Brothers A2/P2
              Tri-Party Repurchase Agreement
              5.50%, dated 12/31/98, due
              01/04/99, collateralized by
              RACERS 1998-MM-12-2, 06/07/99,
              market value $145,930               138,974
                                              -----------
              (cost $138,974)

              TOTAL INVESTMENTS               $14,563,059
                                              ===========
              (cost $13,205,908)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $13,209,899

* Denotes a non-income producing security.

Portfolio holding percentages represent market value as a percentage of net assets.

(a) A portion of this security was loaned as of December 31, 1998.

See accompanying notes to financial statements.

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               33

                       THE ONE GROUP(R) INVESTMENT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                    GOVERNMENT       ASSET          GROWTH       LARGE COMPANY     EQUITY
                                       BOND        ALLOCATION    OPPORTUNITIES      GROWTH          INDEX
                                    -----------   ------------   -------------   -------------   -----------
ASSETS
  Investments in securities, at
     value (cost $42,111,483,
     $90,999,623, $69,125,511,
     $144,998,822 and $13,066,934
     respectively)                  $42,934,859   $102,338,597    $92,688,446    $ 200,982,228   $14,424,085
  Repurchase agreements, at cost             --      1,353,206      8,671,517        4,330,837       138,974
                                    -----------   ------------    -----------    -------------   -----------
       Total investments             42,934,859    103,691,803    101,359,963      205,313,065    14,563,059
  Receivable for investment
     securities sold                         --             --             --               --        80,395
  Interest and dividends
     receivable                         289,970        578,889         44,079          186,227        14,745
  Withholding tax reclaim
     receivable                              --            227             --            1,043            30
  Prepaid assets                          1,400          3,174          3,328            6,946           251
  Deferred organization expenses            961          1,991          2,869            1,897            --
                                    -----------   ------------    -----------    -------------   -----------
       Total assets                  43,227,190    104,276,084    101,410,239      205,509,178    14,658,480
                                    -----------   ------------    -----------    -------------   -----------
LIABILITIES
  Payable for investments
     purchased                        1,019,368             --             --               --        17,143
  Payable for return of collateral
     received for securities on
     loan                                    --      1,353,206      8,671,517        3,330,837       138,974
  Investment advisory fee payable         9,644         55,660         45,038          106,050         4,937
  Administration fee payable              7,499         18,000         14,918           35,127         1,560
  Other accrued expenses                  3,509          4,284          5,058            2,456        15,147
                                    -----------   ------------    -----------    -------------   -----------
       Total liabilities              1,040,020      1,431,150      8,736,531        3,474,470       177,761
                                    -----------   ------------    -----------    -------------   -----------
NET ASSETS                          $42,187,170   $102,844,934    $92,673,708    $ 202,034,708   $14,480,719
                                    ===========   ============    ===========    =============   ===========
REPRESENTED BY:
  Capital                           $41,361,634   $ 91,110,984    $69,407,609    $ 146,107,612   $13,176,531
  Net unrealized appreciation on
     investments                        823,376     11,338,974     23,562,935       55,983,406     1,357,151
  Accumulated undistributed
     (distributions in excess of)
     realized gain (loss) on
     investments and financial
     futures                              2,160        367,455       (296,836)         (57,277)      (52,963)
  Accumulated undistributed
     (distributions in excess of)
     net investment income (loss)            --         27,521             --              967            --
                                    -----------   ------------    -----------    -------------   -----------
NET ASSETS                          $42,187,170   $102,844,934    $92,673,708    $ 202,034,708   $14,480,719
                                    ===========   ============    ===========    =============   ===========
Shares of beneficial interest
  outstanding, no par value
  (unlimited number of shares
  authorized)                         3,963,923      6,792,039      5,002,655        8,928,745     1,319,667
                                    ===========   ============    ===========    =============   ===========
NET ASSET VALUE, redemption and
  offering price per share          $     10.64   $      15.14    $     18.52    $       22.63   $     10.97
                                    ===========   ============    ===========    =============   ===========

See accompanying notes to financial statements.

 34              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                       GOVERNMENT      ASSET         GROWTH       LARGE COMPANY     EQUITY
                                          BOND      ALLOCATION    OPPORTUNITIES      GROWTH        INDEX(A)
                                       ----------   -----------   -------------   -------------   ----------
INVESTMENT INCOME:
INCOME:
  Dividend income                      $       --   $   457,214    $   331,712     $ 1,402,593    $   67,907
  Interest income                       1,936,353     2,111,253        130,565         423,758        34,963
  Income from securities lending            2,145         9,381         12,301           3,071            90
                                       ----------   -----------    -----------     -----------    ----------
     Total income                       1,938,498     2,577,848        474,578       1,829,422       102,960
                                       ----------   -----------    -----------     -----------    ----------
EXPENSES:
  Investment advisory fees                138,300       493,132        431,700         948,112        15,432
  Administration fees                      69,649       158,161        151,830         330,612         7,202
  Professional fees                        12,800        17,700         19,000          29,400        12,800
  Custodian fees                            7,375        18,900         17,100          14,800        12,000
  Insurance expense                         2,000         3,200          4,875           8,401           156
  Trustee fees                              1,600         3,400          3,700           7,600           200
  Other                                     8,169        12,843         13,839          24,104        10,472
                                       ----------   -----------    -----------     -----------    ----------
     Total expenses before waivers
       and reimbursements                 239,893       707,336        642,044       1,363,029        58,262
     Less waivers                          (9,393)       (2,862)            --              --       (15,432)
     Less reimbursements                       --            --             --              --       (14,538)
                                       ----------   -----------    -----------     -----------    ----------
     Net expenses                         230,500       704,474        642,044       1,363,029        28,292
                                       ----------   -----------    -----------     -----------    ----------
NET INVESTMENT INCOME (LOSS)           $1,707,998   $ 1,873,374    $  (167,466)    $   466,393    $   74,668
                                       ----------   -----------    -----------     -----------    ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS):
  Net realized gain (loss) on
     investments and financial
     futures                           $  140,967   $ 1,660,601    $ 4,626,878     $13,358,107    $  (52,963)
  Net change in unrealized
     appreciation on investments          255,875     8,916,609     19,581,381      37,839,553     1,357,151
                                       ----------   -----------    -----------     -----------    ----------
NET REALIZED AND UNREALIZED GAIN          396,842    10,577,210     24,208,259      51,197,660     1,304,188
                                       ----------   -----------    -----------     -----------    ----------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS         $2,104,840   $12,450,584    $24,040,793     $51,664,053    $1,378,856
                                       ==========   ===========    ===========     ===========    ==========

------------------------------------------------------

(a) For the period May 1, 1998, date of commencement of operations, through December 31, 1998.

See accompanying notes to financial statements.

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               35

                       THE ONE GROUP(R) INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                   GOVERNMENT BOND                    ASSET ALLOCATION
                                          ---------------------------------   ---------------------------------
                                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                             DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                 1998              1997              1998              1997
                                           -------------------------------     -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income                      $ 1,707,998       $ 1,061,995       $  1,873,374      $   873,061
  Net realized gain on investments               140,967            45,096          1,660,601        3,089,370
  Net change in unrealized appreciation
     of investments                              255,875           596,960          8,916,609        1,416,110
                                             -----------       -----------       ------------      -----------
     Net increase in net assets
       resulting from operations               2,104,840         1,704,051         12,450,584        5,378,541
                                             -----------       -----------       ------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                  (1,707,998)       (1,061,995)        (1,873,374)        (871,191)
  In excess of net investment income             (33,739)           (5,056)           (26,808)              --
  From net realized gain from investment
     transactions                               (105,068)          (41,992)        (1,265,780)      (3,031,880)
                                             -----------       -----------       ------------      -----------
     Decrease in net assets from
       distributions to shareholders          (1,846,805)       (1,109,043)        (3,165,962)      (3,903,071)
                                             -----------       -----------       ------------      -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares            19,963,136         6,514,599         49,983,354       21,414,090
  Net asset value of shares issued to
     shareholders from reinvestment of
     distributions                             1,846,805         1,109,043          3,165,962        3,903,071
  Cost of shares redeemed                     (2,245,378)         (475,970)        (1,034,680)        (230,267)
                                             -----------       -----------       ------------      -----------
       Increase in net assets from
          capital share transactions          19,564,563         7,147,672         52,114,636       25,086,894
                                             -----------       -----------       ------------      -----------
NET INCREASE IN NET ASSETS                    19,822,598         7,742,680         61,399,258       26,562,364
NET ASSETS-BEGINNING OF PERIOD                22,364,572        14,621,892         41,445,676       14,883,312
                                             -----------       -----------       ------------      -----------
NET ASSETS-END OF PERIOD                     $42,187,170       $22,364,572       $102,844,934      $41,445,676
                                             ===========       ===========       ============      ===========
Undistributed net realized gain on
  investments                                $     2,160       $        --       $    367,455      $    25,093
                                             ===========       ===========       ============      ===========
Undistributed (distributions in excess
  of) net investment income                  $        --       $        --       $     27,521      $     1,870
                                             ===========       ===========       ============      ===========
SHARE ACTIVITY:
  Shares sold                                  1,866,627           631,011          3,510,954        1,615,750
  Reinvestment of distributions                  173,661           108,358            215,204          296,400
  Shares redeemed                               (210,017)          (46,749)           (75,663)         (18,108)
                                             -----------       -----------       ------------      -----------
Net increase in number of shares               1,830,271           692,620          3,650,495        1,894,042
                                             ===========       ===========       ============      ===========

See accompanying notes to financial statements.

 36              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                  GROWTH OPPORTUNITIES             LARGE COMPANY GROWTH           EQUITY INDEX
                                               ---------------------------   ---------------------------------   --------------
                                                YEAR ENDED     YEAR ENDED        YEAR ENDED        YEAR ENDED     PERIOD ENDED
                                               DECEMBER 31,   DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                   1998           1997              1998              1997          1998(a)
                                               ---------------------------   --------------------------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                 $  (167,466)   $   (87,568)      $    466,393      $    485,771    $    74,668
  Net realized gain (loss) on investments        4,626,878      4,951,110         13,358,107         3,943,220        (52,963)
  Net change in unrealized appreciation of
     investments                                19,581,381      3,493,572         37,839,553        13,307,669      1,357,151
                                               -----------    -----------       ------------      ------------    -----------
     Net increase in net assets from
       operations                               24,040,793      8,357,114         51,664,053        17,736,660      1,378,856
                                               -----------    -----------       ------------      ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                            --             --           (465,426)         (485,771)       (74,668)
  In excess of net investment income                    --             --                 --           (11,566)            --
  From net realized gain from investment
     transactions                               (4,300,170)    (4,757,643)       (13,342,889)       (3,931,556)            --
  In excess of realized gain on investment
     transactions                                 (132,232)       (17,827)           (57,277)           (1,846)            --
  Tax return of capital distribution            (1,002,643)       (61,358)                --            (6,585)          (601)
                                               -----------    -----------       ------------      ------------    -----------
     Decrease in net assets from
       distributions to shareholders            (5,435,045)    (4,836,828)       (13,865,592)       (4,437,324)       (75,269)
                                               -----------    -----------       ------------      ------------    -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares              19,618,361     20,249,383         51,828,422        39,242,534     13,636,522
  Net asset value of shares issued to
     shareholders from reinvestment of
     distributions                               5,435,045      4,836,828         13,865,593         4,437,323         75,269
  Cost of shares redeemed                       (1,692,146)      (238,598)        (1,085,409)         (244,898)      (534,659)
                                               -----------    -----------       ------------      ------------    -----------
     Increase in net assets from capital
       share transactions                       23,361,260     24,847,613         64,608,606        43,434,959     13,177,132
                                               -----------    -----------       ------------      ------------    -----------
NET INCREASE IN NET ASSETS                      41,967,008     28,367,899        102,407,067        56,734,295     14,480,719
NET ASSETS-BEGINNING OF PERIOD                  50,706,700     22,338,801         99,627,641        42,893,346             --
                                               -----------    -----------       ------------      ------------    -----------
NET ASSETS-END OF PERIOD                       $92,673,708    $50,706,700       $202,034,708      $ 99,627,641    $14,480,719
                                               ===========    ===========       ============      ============    ===========
Distributions in excess of net realized gain
  on investments                               $  (296,836)   $  (326,708)      $    (57,277)     $    (15,218)   $   (52,963)
                                               ===========    ===========       ============      ============    ===========
Undistributed net investment income            $        --    $        --       $        967      $         --    $        --
                                               ===========    ===========       ============      ============    ===========
SHARE ACTIVITY:
  Shares sold                                    1,240,487      1,400,572          2,584,144         2,412,572      1,370,180
  Reinvestment of distributions                    305,683        342,551            613,470           258,782          7,334
  Shares redeemed                                 (113,075)       (17,586)           (58,686)          (18,404)       (57,847)
                                               -----------    -----------       ------------      ------------    -----------
Net increase in number of shares                 1,433,095      1,725,537          3,138,928         2,652,950      1,319,667
                                               ===========    ===========       ============      ============    ===========

------------------------------------------------------

(a) For the period May 1, 1998, date of commencement of operations, through December 31, 1998.

See accompanying notes to financial statements.

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               37

                       THE ONE GROUP(R) INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                 GOVERNMENT BOND
                                     ------------------------------------------------------------------------
                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    AUGUST 1, -
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         1998           1997           1996           1995         1994(a)
                                     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                               $ 10.48        $ 10.15        $ 10.48         $ 9.69         $10.00
                                       -------        -------        -------         ------         ------
  Net investment income                   0.56           0.60           0.59           0.64           0.22
  Net realized and unrealized
     appreciation (depreciation)          0.20           0.35          (0.33)          0.94          (0.31)
                                       -------        -------        -------         ------         ------
       Total from investment
          operations                      0.76           0.95           0.26           1.58          (0.09)
                                       -------        -------        -------         ------         ------
  Distributions:
     From net investment income          (0.56)         (0.60)         (0.59)         (0.64)         (0.22)
     In excess of net investment
       income                            (0.01)            --             --             --             --
     From net realized gains from
       investments                       (0.03)         (0.02)            --          (0.15)            --
                                       -------        -------        -------         ------         ------
       Total distributions               (0.60)         (0.62)         (0.59)         (0.79)         (0.22)
                                       -------        -------        -------         ------         ------
       Net increase (decrease) in
          net asset value                 0.16           0.33          (0.33)          0.79          (0.31)
                                       -------        -------        -------         ------         ------
NET ASSET VALUE -- END OF PERIOD       $ 10.64        $ 10.48        $ 10.15         $10.48         $ 9.69
                                       =======        =======        =======         ======         ======
       Total return                       7.32%          9.67%          2.69%         16.69%          (.90%)(b)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000)      $42,187        $22,365        $14,622         $9,016         $5,112
  Ratio of expenses to average net
     assets                               0.75%          0.75%          0.75%          0.75%          0.75%(c)
  Ratio of expenses to average net
     assets excluding
     waivers/reimbursements               0.78%          0.88%          1.01%          1.47%          1.94%(c)
  Ratio of net investment income to
     average net assets                   5.56%          6.06%          6.11%          6.54%          6.09%(c)
  Ratio of net investment income to
     average net assets excluding
     waivers/reimbursements               5.53%          5.93%          5.85%          5.80%          4.90%(c)
  Portfolio turnover                      40.4%          21.3%          21.3%          34.1%           3.5%(b)

------------------------------------------------------
(a) Initial public offering was August 1, 1994.

(b) Not Annualized.

(c) Annualized.

See accompanying notes to financial statements.

 38              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                 ASSET ALLOCATION
                                    ---------------------------------------------------------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      AUGUST 1, -
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                        1998           1997           1996           1995           1994(a)
                                    ------------   ------------   ------------   ------------    ------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                              $  13.19       $ 11.93        $ 11.24         $ 9.81          $10.00
                                      --------       -------        -------         ------          ------
  Net investment income                   0.39          0.39           0.34           0.36            0.06
  Net realized and unrealized
     appreciation (depreciation)          2.14          2.31           0.98           1.64           (0.19)
                                      --------       -------        -------         ------          ------
       Total from investment
          operations                      2.53          2.70           1.32           2.00           (0.13)
                                      --------       -------        -------         ------          ------
  Distributions:
     From net investment income          (0.39)        (0.39)         (0.34)         (0.36)          (0.06)
     From net realized gains from
       investments                       (0.19)        (1.05)         (0.23)         (0.21)             --
     In excess of realized gains
       from investment
       transactions                         --            --          (0.04)            --              --
     Tax return of capital                  --            --          (0.02)            --              --
                                      --------       -------        -------         ------          ------
       Total distributions               (0.58)        (1.44)         (0.63)         (0.57)          (0.06)
                                      --------       -------        -------         ------          ------
       Net increase (decrease) in
          net asset value                 1.95          1.26           0.69           1.43           (0.19)
                                      --------       -------        -------         ------          ------
NET ASSET VALUE -- END OF PERIOD      $  15.14       $ 13.19        $ 11.93         $11.24          $ 9.81
                                      ========       =======        =======         ======          ======
       Total return                      19.09%        22.90%         11.92%         20.69%          (1.32%)(b)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000)     $102,845       $41,446        $14,883         $5,455          $2,063
  Ratio of expenses to average net
     assets                               1.00%         1.00%          1.00%          1.00%           1.00%(c)
  Ratio of expenses to average net
     assets excluding waivers/
     reimbursements                       1.00%         1.15%          1.44%          1.96%           2.36%(c)
  Ratio of net investment income
     to average net assets                2.66%         3.24%          3.27%          3.66%           1.88%(c)
  Ratio of net investment income
     to average net assets
     excluding
     waivers/reimbursements               2.66%         3.07%          2.83%          2.70%           0.52%(c)
  Portfolio turnover                      32.1%         60.9%          64.8%          66.3%             --

------------------------------------------------------
(a) Initial public offering was August 1, 1994.

(b) Not Annualized.

(c) Annualized.

See accompanying notes to financial statements.

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               39

                       THE ONE GROUP(R) INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               GROWTH OPPORTUNITIES
                                     ------------------------------------------------------------------------
                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    AUGUST 1, -
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         1998           1997           1996           1995         1994(a)
                                     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE --
  BEGINNING OF PERIOD                  $ 14.21        $ 12.11        $ 11.52         $ 9.70         $10.00
                                       -------        -------        -------         ------         ------
  Net investment income (loss)           (0.03)         (0.03)          0.18           0.04             --
  Net realized and unrealized
     appreciation (depreciation)          5.95           3.63           1.62           2.29          (0.30)
                                       -------        -------        -------         ------         ------
       Total from investment
          operations                      5.92           3.60           1.80           2.33          (0.30)
                                       -------        -------        -------         ------         ------
  Distributions:
  From net investment income                --             --          (0.19)         (0.04)            --
  From net realized gains from
     investments                         (1.38)         (1.48)         (0.78)         (0.47)            --
  In excess of realized gains from
     investment transactions             (0.03)            --          (0.24)            --             --
  Tax return of capital                  (0.20)         (0.02)            --             --             --
                                       -------        -------        -------         ------         ------
       Total distributions               (1.61)         (1.50)         (1.21)         (0.51)            --
                                       -------        -------        -------         ------         ------
       Net increase (decrease) in
          net asset value                 4.31           2.10           0.59           1.82          (0.30)
                                       -------        -------        -------         ------         ------
NET ASSET VALUE --
  END OF PERIOD                        $ 18.52        $ 14.21        $ 12.11         $11.52         $ 9.70
                                       =======        =======        =======         ======         ======
       Total return                      38.82%         29.81%         15.67%         24.06%         (3.00%)(b)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000)      $92,674        $50,707        $22,339         $6,685         $  940
  Ratio of expenses to average net
     assets                               0.97%          1.10%          1.06%          0.90%          0.90%(c)
  Ratio of expenses to average net
     assets excluding
     waivers/reimbursements               0.97%          1.11%          1.40%          2.78%          2.96%(c)
  Ratio of net investment income to
     average net assets                  (0.25%)        (0.25%)         1.85%          0.46%         (0.17%)(c)
  Ratio of net investment income to
     average net assets excluding
     waivers/reimbursements              (0.25%)        (0.26%)         1.51%         (1.42%)        (2.22%)(c)
  Portfolio turnover                      87.7%         175.6%         326.9%         193.3%           3.5%(b)

------------------------------------------------------
(a) Initial public offering was August 1, 1994.

(b) Not Annualized.

(c) Annualized.

See accompanying notes to financial statements.

 40              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               LARGE COMPANY GROWTH
                                     ------------------------------------------------------------------------
                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    AUGUST 1, -
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         1998           1997           1996           1995         1994(a)
                                     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE --
  BEGINNING OF PERIOD                  $  17.21       $ 13.67        $ 12.12        $  9.99         $10.00
                                       --------       -------        -------        -------         ------
  Net investment income                    0.06          0.10           0.16           0.20           0.05
  Net realized and unrealized
     appreciation                          7.03          4.25           1.86           2.20           0.01
                                       --------       -------        -------        -------         ------
       Total from investment
          operations                       7.09          4.35           2.02           2.40           0.06
                                       --------       -------        -------        -------         ------
  Distributions:
  From net investment income              (0.06)        (0.10)         (0.16)         (0.20)         (0.05)
  From net realized gains from
     investments                          (1.61)        (0.71)         (0.30)         (0.07)         (0.02)
  In excess of realized gains from
     investment transactions                 --            --          (0.01)            --             --
                                       --------       -------        -------        -------         ------
       Total distributions                (1.67)        (0.81)         (0.47)         (0.27)         (0.07)
                                       --------       -------        -------        -------         ------
       Net increase (decrease) in
          net asset value                  5.42          3.54           1.55           2.13          (0.01)
                                       --------       -------        -------        -------         ------
NET ASSET VALUE --
  END OF PERIOD                        $  22.63       $ 17.21        $ 13.67        $ 12.12         $ 9.99
                                       ========       =======        =======        =======         ======
       Total return                       41.27%        31.93%         16.67%         24.13%          0.52%(b)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000)      $202,035       $99,628        $42,893        $16,119         $4,175
  Ratio of expenses to average net
     assets                                0.93%         1.00%          0.98%          0.90%          0.90%(c)
  Ratio of expenses to average net
     assets excluding
     waivers/reimbursements                0.93%         1.00%          1.16%          1.64%          2.08%(c)
  Ratio of net investment income to
     average net assets                    0.32%         0.69%          1.29%          2.02%          1.39%(c)
  Ratio of net investment income to
     average net assets excluding
     waivers/reimbursements                0.32%         0.69%          1.11%          1.28%          0.22%(c)
  Portfolio turnover                       61.0%         34.4%          38.7%          37.4%           4.4%(b)

------------------------------------------------------
(a) Initial public offering was August 1, 1994.

(b) Not Annualized.

(c) Annualized.

See accompanying notes to financial statements.

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               41

                       THE ONE GROUP(R) INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                               EQUITY INDEX
                                                              ---------------
                                                               PERIOD ENDED
                                                               DECEMBER 31,
                                                                  1998(a)
                                                               ------------
NET ASSET VALUE -- BEGINNING OF PERIOD                            $ 10.00
                                                                  -------
  Net investment income                                              0.08
  Net realized and unrealized appreciation                           0.97
                                                                  -------
       Total from investment operations                              1.05
                                                                  -------
  Distributions:
     From net investment income                                     (0.08)
                                                                  -------
     Net increase (decrease) in net asset value                      0.97
                                                                  -------
NET ASSET VALUE -- END OF PERIOD                                  $ 10.97
                                                                  =======
       Total return                                                 10.52%(b)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000)                                 $14,481
  Ratio of expenses to average net assets                            0.55%(c)
  Ratio of expenses to average net assets excluding waivers/
     reimbursements                                                  1.13%(c)
  Ratio of net investment income to average net assets               1.45%(c)
  Ratio of net investment income to average net assets
     excluding waivers/ reimbursements                               0.87%(c)
  Portfolio turnover                                                  2.3%(b)

------------------------------------------------------
(a) Initial public offering was May 1, 1998.

(b) Not Annualized.

(c) Annualized.

See accompanying notes to financial statements.

 42              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

The One Group(R) Investment Trust (the Trust) was organized as a Massachusetts Business Trust on June 7, 1993. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust comprises five operating series: the Government Bond Fund, the Asset Allocation Fund, the Growth Opportunities Fund, the Large Company Growth Fund and the Equity Index Fund (the Funds). The shares of the Funds are sold at net asset value to separate accounts of insurance companies to fund variable annuity and variable life contracts.

Investment operations commenced on August 23, 1994 for the Government Bond and the Large Company Growth Funds, September 29, 1994 for the Asset Allocation Fund, November 3, 1994 for the Growth Opportunities Fund and May 1, 1998 for the Equity Index Fund.

On October 2, 1998, First Chicago NBD Corporation and BANC ONE CORPORATION merged with and into BANK ONE CORPORATION. The Pegasus Variable Funds are advised by First Chicago NBD Investment Management Company (FCNIMCO) which have been sold exclusively to separate accounts of Hartford Life and Annuity Insurance Company (Hartford) to fund variable annuity and variable life contracts. Hartford has filed an exemptive application with the Securities and Exchange Commission (SEC) requesting relief from certain rules in order to substitute five of the One Group Investment Trust Funds for the Pegasus Variable Funds. Assuming approval by the SEC, it is anticipated this substitution will occur in March, 1999.

In 1998, The One Group Investment Trust's Declaration of Trust was amended to create four new series. In February, 1999, the Declaration of Trust was amended to name the four new series as follows:

         One Group Investment Trust Bond Portfolio
         One Group Investment Trust Diversified Equity Portfolio
         One Group Investment Trust Diversified Mid Cap Portfolio
         One Group Investment Trust Mid Cap Value Portfolio

In addition to the four new series, in February, 1999, the Trust's Declaration of Trust was amended to change the name of the Trust from "The One Group Investment Trust" to "One Group Investment Trust" and the names of the existing series will also be changed as follows:

EXISTING NAME                   NEW NAME
-------------                   --------
Government Bond Fund            One Group Investment Trust Government Bond Portfolio
Asset Allocation Fund           One Group Investment Trust Balanced Portfolio
Growth Opportunities Fund       One Group Investment Trust Mid Cap Growth Portfolio
Large Company Growth Fund       One Group Investment Trust Large Cap Growth Portfolio
Equity Index Fund               One Group Investment Trust Equity Index Portfolio

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization costs incurred in connection with the organization and initial registration of the Trust were paid by the Administrator and have been reimbursed by the Funds. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs.

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               43

                       THE ONE GROUP(R) INVESTMENT TRUST

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

SECURITY VALUATION

Securities traded on a securities exchange are valued at the last quoted sale price on the principal exchange, or if no sale, at their fair value as determined in good faith under consistently applied procedures authorized by the Board of Trustees. Securities traded only in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale, at the quoted bid price provided by and independent pricing agent. Corporate debt securities and debt securities of U.S. issuers, including municipal securities, are valued by a combination of daily quotes and matrix evaluations provided by an independent pricing service approved by the Board of Trustees. Inactive securities that have little or no trading activity are valued by the independent pricing services by obtaining dealer quotes. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sales price at the close of trading, or if there was no sale, the quoted bid price at the close of trading. Securities for which either reliable market quotations are not readily available or for which the pricing agent does not provide a valuation that, in the judgement of the Fund's investment adviser represent fair value, shall each be valued in accordance with procedures authorized by the Board of Trustees.

The Funds may invest in repurchase agreements with institutions that the investment advisor has determined are creditworthy. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

FEDERAL INCOME TAX

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

As of December 31, 1998, the Equity Index Fund had a capital loss carryforward in the amount of $48,972 which, if unused, will expire in eight years.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Net realized gains or losses from sales of securities are determined on the specific identification method. Dividend income is recorded on the ex-dividend date; interest income is recorded on an accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

DIVIDENDS TO SHAREHOLDERS

Dividends are recorded on the ex-dividend date. The Funds declare and pay income dividends quarterly. Distributable net realized capital gains are declared and distributed at least annually. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the

 44              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

Accordingly, as of December 31, 1998, the capital accounts have been adjusted by the following amounts:

                                UNDISTRIBUTED
                                NET INVESTMENT    DISTRIBUTIONS IN EXCESS
                                    INCOME         OF NET REALIZED GAIN       CAPITAL
                                --------------    -----------------------    ----------
Government Bond...............    $ (33,739)             $ 33,739            $       --
Asset Allocation..............      (52,459)               52,459                    --
Growth Opportunities..........      167,466               838,039             1,005,505
Equity Index..................         (601)                   --                   601

EXPENSES

Direct expenses of a Fund are allocated to that Fund. The general expenses of the Trust are allocated to the Funds based on the relative net assets of the Funds at the time the expense is incurred.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES LENDING

To generate additional income, the Funds may lend up to 1/3 of securities in which each fund is invested, pursuant to agreements requiring that the loan be continuously secured by collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. Collateral may include cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, letters of credit or any combination of such collateral. The Funds receive payments from borrowers equivalent to the dividends and interest on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1998, the following Funds had securities with the following market values on loan (amounts in thousands):

                                          MARKET VALUE   MARKET VALUE   MARKET VALUE
                                            OF CASH      OF NON-CASH     OF LOANED
                                           COLLATERAL     COLLATERAL     SECURITIES
                                             ------         ------         ------
Government Bond.........................     $   --         $4,684         $4,527
Asset Allocation........................      1,353          6,202          7,299
Growth Opportunities....................      8,672             --          8,665
Large Company Growth....................      3,331             --          3,209
Equity Index............................        139             --            135

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               45

                       THE ONE GROUP(R) INVESTMENT TRUST

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

NOTE 3 -- RELATED PARTY TRANSACTIONS

As Investment Advisor, Banc One Investment Advisors Corporation manages the investments of each Fund of the Trust and earns a fee from the Funds at the following annual rates: .45% of the average daily net assets of the Government Bond Fund, .70% of the average daily net assets of the Asset Allocation Fund,
 .65% of the average daily net assets of the Growth Opportunities Fund and the Large Company Growth Fund and .30% of the average daily net assets of the Equity Index Fund. Such fees are calculated daily and paid monthly.

Nationwide Advisory Services, Inc. (NAS) provides administrative and accounting services to the Funds. For its services, NAS earns a fee from the Trust at an annual rate of .24% of the Trust's aggregate average daily net assets (excluding the Equity Index Fund) up to $250 million, and .14% of such net assets in excess of $250 million. NAS earns an annual rate of .14% of the aggregate average daily net assets of the Equity Index Fund.

Nationwide Investors Services, Inc. (NIS), an affiliate of NAS, serves as the Transfer Agent to the Trust. For its services, NIS receives an annual fee of $2,500 for each Fund.

The Investment Advisor has voluntarily agreed to waive all or part of its fees in order to limit the Funds' operating expenses to no more than .75% of the average daily net assets of the Government Bond Fund, 1.00% of the average daily net assets of the Asset Allocation Fund, 1.10% of the average daily net assets of each of the Growth Opportunities Fund, 1.00% of the average daily net assets of the Large Company Growth Fund and .55% of the average daily net assets of the Equity Index Fund. During the period ended December 31, 1998, the Investment Advisor voluntarily waived fees in the amount of $9,393 in the Government Bond Fund, $2,862 in the Asset Allocation Fund, and $15,432 in the Equity Index Fund. During the period ended December 31, 1998 the Investment Advisor reimbursed the Equity Index Fund $14,538.

NOTE 4 -- INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government obligations, short-term securities and financial futures), and purchases and sales of U.S. Government Obligations for the period ended December 31, 1998 are summarized as follows:

                                                            SECURITIES
                                                    PURCHASES           SALES
                                                   ------------      -----------
Government Bond..................................  $ 24,013,319      $ 7,542,028
Asset Allocation.................................    64,728,319       16,790,185
Growth Opportunities.............................    75,152,734       56,566,943
Large Company Growth.............................   140,902,324       84,279,396
Equity Index.....................................    12,476,568          172,258

                                                    U.S. GOVERNMENT OBLIGATIONS
                                                    PURCHASES           SALES
                                                   ------------      -----------
Government Bond..................................  $  6,087,099      $ 4,612,083
Asset Allocation.................................     8,915,789        3,872,907
Equity Index.....................................       351,961          220,000

The Asset Allocation Fund and Equity Index Fund engaged in trading financial futures contracts. The Fund is exposed to market risks in excess of the amounts recognized in the statement of assets and liabilities as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" such futures on a daily basis, to reflect the change in the market value of the contract at the close

 46              THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT

                       THE ONE GROUP(R) INVESTMENT TRUST

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

of each day's trading. Typically, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. Realized gains and losses have been computed on the specific identification method.

A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract was originally struck. The purpose of entering into futures contracts is to remain fully invested and reduce transaction costs.

Net unrealized appreciation (depreciation) on investments at December 31, 1998, based on cost for federal income tax purposes, was as follows:

                                                                                     NET
                                                   GROSS           GROSS          UNREALIZED
                                                 UNREALIZED      UNREALIZED      APPRECIATION
                                                APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                ------------    ------------    --------------
Government Bond...............................  $ 1,028,473     $  (205,097)     $   823,376
Asset Allocation..............................   12,970,138      (1,657,570)      11,312,568
Growth Opportunities..........................   27,930,804      (4,664,705)      23,266,099
Large Company Growth..........................   57,854,922      (1,945,080)      55,909,842
Equity Index..................................    1,697,501        (344,341)       1,353,160

NOTE 5 -- SHARES HELD BY AFFILIATES

As of December 31, 1998, Nationwide Life and Annuity Insurance Company beneficially owned shares of the Funds with the following net asset values:

Government Bond                                      $6,988,511
Asset Allocation                                      1,902,139
Growth Opportunities                                     62,704
Large Company Growth                                  8,139,758
Equity Index                                          2,762,948

As of December 31, 1998, Banc One Capital Corporation owned shares of the Equity Index Fund with a net asset value of $828,884.

NOTE 6 -- FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The following represents distributions from long-term capital gains for the Funds for the period ended December 31, 1998:

Government Bond                                      $   44,830
Asset Allocation                                      1,016,495
Growth Opportunities                                  3,170,933
Large Company Growth                                  9,948,349

                THE ONE GROUP(R) INVESTMENT TRUST ANNUAL REPORT               47

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